    As filed with the Securities and Exchange Commission on July 3, 2002



                                         Securities Act registration no. 2-34223
                                        Investment Company Act file no. 811-1829
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                         ------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 72

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 47

                         ------------------------------

                               LIBERTY ACORN TRUST

                                  (Registrant)

                       227 West Monroe Street, Suite 3000
                             Chicago, Illinois 60606


                         Telephone number: 312/634-9200

                         ------------------------------

Ralph Wanger                                 Cameron S. Avery
Liberty Acorn Trust                          Bell, Boyd & Lloyd LLC
227 West Monroe Street, Suite 3000           70 West Madison Street, Suite 3300
Chicago, Illinois  60606                     Chicago, Illinois  60602
                              (Agents for service)

                          -----------------------------

                 Amending Parts A, B, and C, and filing exhibits

                         ------------------------------

             It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to rule 485(b)
               [ ] on May 1, 2002 pursuant to rule 485(b)
               [ ] 60 days after filing pursuant to rule 485(a)(1)
               [ ] on _____________ pursuant to rule 485(a)(1)
               [ ] 75 days after filing pursuant to rule 485(a)(2)
               [X] on September 25, 2002 pursuant to rule 485(a)(2).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND                           PROSPECTUS, February __, 2003
--------------------------------------------------------------------------------

CLASS A, B AND D SHARES

Advised by Liberty Wanger Asset Management, L.P.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                2
-----------------------------------------

Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks.............10

Your Expenses..........................13

YOUR ACCOUNT                           14
-----------------------------------------

How to Buy Shares......................14

Sales Charges..........................15

How to Exchange Shares.................19

How to Sell Shares.....................19

Fund Policy on Trading of Fund Shares..21

Distribution and Service Fees..........21

Other Information About Your Account...21

MANAGING THE FUND                      25
-----------------------------------------

Investment Advisor.....................25

Portfolio Managers.....................25

OTHER INVESTMENT
STRATEGIES AND RISKS                   27
-----------------------------------------

Derivative Strategies..................27

Asset Backed Securities................28

Mortgage Backed Securities.............28

Temporary Defensive Strategies.........28



-----------------------------------------
Not FDIC    May Lose Value
            -----------------------------
Insured     No Bank Guarnatee
-----------------------------------------

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                                    THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
Columbia Thermostat Fund seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Columbia Thermostat Fund ("Thermostat" or the "Fund") pursues its investment goal by investing in other mutual funds. As a "fund of funds," Thermostat allocates its investments among a selected group of stock and bond mutual funds ("Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index ("S&P 500") in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund will sell a portion of its stock funds and invest more in the bond funds; and when the S&P 500 goes down, the Fund will increase its investment in the stock funds.

Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although a successful market timer might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. If you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years, then Thermostat may be a good investment choice for you.

Thermostat invests among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

                                                                             ---
                                                                               2
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                           STOCK-BOND ALLOCATION TABLE

                                       HOW THERMOSTAT WILL INVEST
                                     -------------------------------
               LEVEL OF THE              STOCK              BOND
                 S&P 500              PERCENTAGE         PERCENTAGE
                 -------              ----------         ----------
                over 1600                  0%               100%
             ----------------------------------------------------------
                1551-1600                  5                 95%
             ----------------------------------------------------------
                1501-1550                 10                 90
             ----------------------------------------------------------
                1451-1500                 15                 85
             ----------------------------------------------------------
                1401-1450                 20                 80
             ----------------------------------------------------------
                1351-1400                 25                 75
             ----------------------------------------------------------
                1301-1350                 30                 70
             ----------------------------------------------------------
                1251-1300                 35                 65
             ----------------------------------------------------------
                1201-1250                 40                 60
             ----------------------------------------------------------
                1151-1200                 45                 55
             ----------------------------------------------------------
                1101-1150                 50                 50
             ----------------------------------------------------------
                1051-1100                 55                 45
             ----------------------------------------------------------
                1001-1050                 60                 40
             ----------------------------------------------------------
                 951-1000                 65                 35
             ----------------------------------------------------------
                 901- 950                 70                 30
             ----------------------------------------------------------
                 851- 900                 75                 25
             ----------------------------------------------------------
                 801- 850                 80                 20
             ----------------------------------------------------------
                 751- 800                 85                 15
             ----------------------------------------------------------
                 701- 750                 90                 10
             ----------------------------------------------------------
                 651- 700                 95                  5
             ----------------------------------------------------------
                under 650                100                  0
             ----------------------------------------------------------

When the S&P 500 moves into a new band on the table, the Fund will promptly change the stock-bond mix to reflect the new S&P price level. The only exception will be a "31-day Rule"; in order to reduce transaction frequency and taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days.

As an illustrative example, suppose the following market events occurred:


    DATE           LEVEL OF THE S&P 500            HOW THERMOSTAT WILL INVEST
    ----           --------------------            --------------------------
   Nov. 1       We begin when the market is 1140   50% stocks, 50% bonds

   Dec. 1       The S&P 500 goes to 1151           go to 45% stocks, 55% bonds

   Dec. 6       The S&P 500 drops back to 1145     no change back for 31 days

   Jan. 2       The S&P 500 is at 1142             go to 50% stocks, 50% bonds

   Jan. 20      The S&P 500 drops to 1099          go to 55% stocks, 45% bonds


                                                                             ---

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               THE MARKET HAS MADE A CONTINUATION MOVE BY GOING THROUGH
               A SECOND ACTION LEVEL, NOT A REVERSAL MOVE, SO THE 31-DAY RULE DOES NOT APPLY IN THIS CASE.

   Jan. 30      The S&P 500 goes up to 1105        no change back for 31 days

   Feb. 3       The S&P 500 is at 1110             go to 50% stocks, 50% bonds

The following table shows the five stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above, and by allocating intervening investments or redemptions according to the allocation percentage used in the most recent rebalancing.


                           ALLOCATION WITHIN ASSET CLASSES

           STOCK FUNDS               TYPE OF FUND              ALLOCATION
           -----------               ------------              ----------

         Liberty Acorn Fund        Small cap stock                   20%

         Liberty Acorn Twenty      Mid cap stock                     15

         Liberty-Stein Roe         Large cap growth                  25
         Growth Stock Fund

         Liberty Growth &          Growth and income                 25
         Income Fund

         Liberty Select Value      Mid cap stock                     15
                                                                    ---

                  Total                                             100%


            BOND FUNDS               TYPE OF FUND             ALLOCATION
            ----------               ------------             ----------

         Liberty Federal           U.S. government                   30%
         Securities Fund           securities

         Liberty-Stein Roe         Intermediate-term                 50
         Intermediate Bond         bonds
         Fund

         Columbia High-Yield       High-yield bonds                  20
         Fund                                                       ---

                  Total                                             100%

Thermostat is advised by Liberty Wanger Asset Management, L.P. ("Liberty WAM" or the "Adviser"). Each of the Portfolio Funds is managed by Liberty WAM or an affiliate of Liberty WAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.


                                                                             ---
                                                                               4
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Liberty WAM has a supervisory committee that meets on an annual basis, or on an
"emergency" basis if necessary, to review the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The committee typically addresses the following questions:

         Should the stock-bond mix table be revised? (perhaps because the stock market has made a long-term move outside of the 650-1600 S&P 500 bands; perhaps due to severe inflation)

         Should there be a change in the Portfolio Funds in which Thermostat invests? (perhaps because of a change of portfolio managers, change of investment style or reorganization of the Portfolio Fund)

Any changes by the supervisory committee are expected to be infrequent.

The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:

LIBERTY ACORN FUND, CLASS Z ("ACORN FUND")

Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY ACORN TWENTY, CLASS Z ("ACORN TWENTY")

Acorn Twenty seeks long-term growth of capital.


                                                                             ---

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Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S.
companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time. The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Acorn Twenty typically looks for companies with:

-    A strong business franchise that offers growth potential.

-    Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although Acorn Twenty does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY-STEIN ROE GROWTH STOCK FUND, CLASS S ("GROWTH STOCK FUND")

Growth Stock Fund seeks long-term growth.

Growth Stock Fund invests all of its assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, primarily of companies with large market capitalizations.

Growth Stock Portfolio may invest in any market sector but emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the Portfolio's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY GROWTH & INCOME FUND, CLASS Z ("GROWTH & INCOME FUND")

Growth & Income Fund seeks long-term growth and income.

Under normal market conditions, Growth & Income Fund invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stock of U.S. companies with equity market capitalizations at

                                                                             ---

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the time of purchase between $1 billion and $3 billion. Also, up to 10% of the
Fund's total assets may be invested in a combination of (i) convertible bonds,
(ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the Fund's adviser generally chooses securities of companies it believes are undervalued.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY SELECT VALUE, CLASS Z ("SELECT FUND")

Select Fund seeks long-term growth.

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is a member of the S&P MidCap 400 Index is considered a middle capitalization stock. The Fund may also invest in stocks with larger or smaller capitalizations.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY FEDERAL SECURITIES FUND, CLASS Z ("FEDERAL SECURITIES FUND")

Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its total assets in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. These securities must be rated investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch, Inc. ("Fitch"), an international rating agency. The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the judgment of its adviser of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than four and a half years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa).



                                                                             ---

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Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY-STEIN ROE INTERMEDIATE BOND FUND, CLASS S ("INTERMEDIATE BOND FUND")

Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Intermediate Bond Fund invests all of its assets in SR&F Intermediate Bond Portfolio ("Bond Portfolio") as part of a master fund/feeder fund structure. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

- Debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

-    Debt securities of corporations, and

- Mortgage-backed and asset-backed securities issued by private (non-governmental) entities.

Bond Portfolio will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

-    Rated at least A by S&P;

-    Rated at least A by Moody's;

-    Given a comparable rating by another nationally recognized rating agency;
     or

- Unrated securities that the Portfolio's adviser believes to be of comparable quality.

Bond Portfolio may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

-    Rated below BBB by S&P;

-    Rated below Baa by Moody's;

-    Given a comparable rating by another nationally recognized rating agency;
     or

- Unrated securities that the Portfolio's adviser believes to be of comparable quality.

Normally, Bond Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years. Bond Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, Bond Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

The manager of Bond Portfolio has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others.


                                                                             ---

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Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA HIGH-YIELD FUND, CLASS Z ("HIGH-YIELD FUND")

High-Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High-Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."



The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in higher transaction costs and additional tax liability.




                                                                             ---

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PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


                                                                             ---

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Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk means that the issuing company may not be able to pay interest and principal when due. The lower-rated bonds held by the Portfolio Funds are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because a Portfolio Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic



                                                                             ---

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conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.

The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Management has no control over the portfolio managers or investment decisions of the Portfolio Funds. However, decisions made by the Portfolio Funds' managers will have a significant effect on a Fund's performance.

Because the Fund is a new Fund and has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                                                             ---

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================================================================================
                             UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions

-    Assumes Class B shares convert to Class A shares after eight years

================================================================================



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                  CLASS A    CLASS B     CLASS D

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             5.75       None        1.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(2)    5.00        1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                            None(3)   None(3)    None(3)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4) (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                 CLASS A     CLASS B     CLASS D

Management fees(5) (%)                            [____]     [     ]     [     ]
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)          .25%       1.00%       1.00%
--------------------------------------------------------------------------------
Other expenses (%)(6)                             [    ]     [     ]     [     ]
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)          [    ]     [     ]     [     ]
--------------------------------------------------------------------------------

(4) The Fund bears its own pro rata share of the fees and expenses incurred by the underlying Portfolio Funds. The investment return will be net of the Fund's pro rata share of the expenses of the Portfolio Funds in which it invests. Based on the expense ratio of each Portfolio Fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Fund (exclusive of distribution and service fees), including its pro rata share of expenses of the Portfolio Funds, is expected to be between ____% and ___%. The expense ratio may be higher or lower depending on the allocating Portfolio Funds and the actual expenses of the Portfolio Funds.


(5) In addition to the management fee, the Fund pays the Adviser an administrative fee of ____%, which is included in "Other Expenses."


(6) "Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

          CLASS                                     1 YEAR     3 YEARS

          Class A:                                   $____      $____
          ---------------------------------------------------------------
          Class B: did not sell your shares          $____      $____
                   sold all your shares at
                   the end of the period             $____      $____
          ---------------------------------------------------------------
          Class D: did not sell your shares          $____      $____
                   sold all your shares at
                   the end of the period             $____      $____



                                                                             ---

--------------------------------------------------------------------------------
                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


================================================================================
                              INVESTMENT MINIMUMS

                     Initial Investment.............$1,000
                     Subsequent Investments............$50
                     Automatic Investment Plan*........$50
                     Retirement Plans*.................$25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
================================================================================

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
--------------------------------------------------------------------------------
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.  To receive the
                      current trading day's price, your financial advisor firm must receive your request prior to the close of the New
                      York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8082.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including the Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8082.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer (existing    money from your bank account to your Fund account by
account)              calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your
                      program or change the amount of the exchange (subject to
                      the $100 minimum) by calling 1-800-422-3737. Be sure to
                      complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------



                                                                             ---

YOUR ACCOUNT


================================================================================
                             CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
================================================================================

--------------------------------------------------------------------------------
SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                     % OF
                                                                   OFFERING
                                       AS A % OF                     PRICE
                                      THE PUBLIC      AS A %      RETAINED BY
                                       OFFERING      OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                       PRICE      INVESTMENT   ADVISOR FIRM

Less than $50,000                        5.75          6.10          5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000            4.50          4.71          3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50          3.63          2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50          2.56          2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000         2.00          2.04          1.75
-------------------------------------------------------------------------------
$1,000,000 or more                       0.00          0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.


                                                                             ---

YOUR ACCOUNT



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                     COMMISSION %

First $3 million                                         1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                       0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                      0.50
-------------------------------------------------------------------------------
$25 million or more                                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


================================================================================
                UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
================================================================================


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children (as listed on your account application) reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts on the following page.



                                                                             ---

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                       SHARES ARE SOLD

Through first year                                       5.00
--------------------------------------------------------------------------------
Through second year                                      4.00
--------------------------------------------------------------------------------
Through third year                                       3.00
--------------------------------------------------------------------------------
Through fourth year                                      3.00
--------------------------------------------------------------------------------
Through fifth year                                       2.00
--------------------------------------------------------------------------------
Through sixth year                                       1.00
--------------------------------------------------------------------------------
Longer than six years                                    None




Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                        SHARES ARE SOLD

Through first year                                        3.00
--------------------------------------------------------------------------------
Through second year                                       2.00
--------------------------------------------------------------------------------
Through third year                                        1.00
--------------------------------------------------------------------------------
Longer than three years                                   0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.



                                                                             ---

YOUR ACCOUNT



PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                        SHARES ARE SOLD

Through first year                                        3.00
--------------------------------------------------------------------------------
Through second year                                       2.00
--------------------------------------------------------------------------------
Through third year                                        1.00
--------------------------------------------------------------------------------


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS D SHARES Your purchases of Class D shares are at Class D's net asset value. Class D shares have a front-end sales charge of 1.00% and carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class D shares.

--------------------------------------------------------------------------------
CLASS D SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE               % DEDUCTED WHEN SHARES ARE SOLD

Through one year                                         1.00
--------------------------------------------------------------------------------
Longer than one year                                     0.00




                                                                             ---

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. You may only exchange your Class D shares of the Fund once in any three-month period. For this purpose, an exchange into another fund and a prior or subsequent exchange out of another fund constitute an "exchange." Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.




                                                                             ---

YOUR ACCOUNT


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS
--------------------------------------------------------------------------------
Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior
                     to the close of regular trading on the NYSE, usually
                     4:00 p.m. Eastern time. Your financial advisor may
                     charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by
                     exchanging from the Fund into the same share class of
                     another Liberty fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of
                     record by calling 1-800-422-3737, unless you have
                     notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales
                     is $100,000 in a 30-day period. You do not need to set
                     up this feature in advance of your call. Certain
                     restrictions apply to retirement accounts. For details,
                     call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be
                     wired to your bank. You must set up this feature prior to
                     your telephone request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                     available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure
                     to complete the appropriate section of the account
                     application for this feature.
--------------------------------------------------------------------------------


                                                                             ---

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day which will be that day's closing net asset value per share of the respective Portfolio Funds.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



                                                                             ---

YOUR ACCOUNT


SHARE CERTIFICATES Share certificates are not available for Class B or D shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


================================================================================
                        UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
================================================================================


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



                                                                             ---

YOUR ACCOUNT


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in increased tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% and a special rate of 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.




                                                                             ---

YOUR ACCOUNT


For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.











                                                                             ---

--------------------------------------------------------------------------------
                               MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. ("Liberty WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is Thermostat's investment advisor and is responsible for the Fund's management, subject to oversight by the Fund's board of trustees. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty Wanger Asset Management, L.P. on September 29, 2000. Liberty WAM is owned by Columbia Management Group, Inc., which is owned by Fleet National Bank, which is owned by FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund will be [___%] of the Fund's average daily net assets. Liberty WAM will also receive an administrative fee from the Fund at the annual rate of ____% of the Fund's average daily net assets.

The Portfolio Funds are managed by Liberty WAM and its affiliates, Colonial Management Associates, Inc. ("Colonial"), Columbia Management Company ("Columbia") and Stein Roe & Farnham Incorporated ("SteinRoe"). The mutual fund and institutional investment advisory business of Liberty WAM, Colonial, Columbia and SteinRoe are part of a larger business unit known as Columbia Asset Management ("CAM") that includes several separate legal entities that are managed by a single management team. They also share personnel, facilities and systems that may be used in providing administrative or operational services to Thermostat. They and the other entities that make up CAM are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a supervisory committee to review on an infrequent basis the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The members of the committee are Ralph Wanger, Charles P. McQuaid and Harvey B. Hirshhorn.

RALPH WANGER

Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.


                                                                             ---

MANAGING THE FUND



CHARLES P. MCQUAID

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

HARVEY B. HIRSCHHORN

Harvey Hirschhorn joined SteinRoe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers University and a M.B.A. degree from the University of Chicago, and is a CFA.
















                                                                             ---

--------------------------------------------------------------------------------
                     OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


================================================================================
         UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

Thermostat's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks."

Additional information about Thermostat's securities and investment techniques, as well as Thermostat's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.
================================================================================


Thermostat's principal investment strategies and their associated risks are described above. This section provides more detail about the investment strategies of the Portfolio Funds, and describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund.










                                                                             ---

OTHER INVESTMENT STRATEGIES AND RISKS



ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.












                                                                             ---

NOTES



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                                                                              29

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829
-   Columbia Thermostat Fund


[Logo] LIBERTY FUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
       A MEMBER OF COLUMBIA MANAGEMENT GROUP
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 www.libertyfunds.com

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND                  PROSPECTUS, September __, 2002
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                2
-----------------------------------------

Investment Goal.........................2
Principal Investment Strategies.........2
Principal Investment Risks.............10
Your Expenses..........................13

YOUR ACCOUNT                           14
-----------------------------------------
How to Buy Shares......................14
Eligible Investors.....................15
Sales Charges..........................17
How to Exchange Shares.................17
How to Sell Shares.....................17
Fund Policy on Trading of Fund Shares..19
Other Information About Your Account...19

MANAGING THE FUND                      23
-----------------------------------------
Investment Advisor.....................23
Portfolio Managers.....................23

OTHER INVESTMENT
STRATEGIES AND RISKS                   25
-----------------------------------------
Derivative Strategies..................25
Asset Backed Securities................26
Mortgage Backed Securities.............26
Temporary Defensive Strategies.........26


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


----------------------------
Not FDIC   May Lose Value
Insured    No Bank Guarantee
----------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL
--------------------------------------------------------------------------------
Columbia Thermostat Fund seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Columbia Thermostat Fund ("Thermostat" or the "Fund") pursues its investment goal by investing in other mutual funds. As a "fund of funds," Thermostat allocates its investments among a selected group of stock and bond mutual funds ("Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index ("S&P 500") in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund will sell a portion of its stock funds and invest more in the bond funds; and when the S&P 500 goes down, the Fund will increase its investment in the stock funds.

Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although a successful market timer might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. If you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years, then Thermostat may be a good investment choice for you.

Thermostat invests among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:


                                                                            ----
                                                                               2

THE FUND



                           STOCK-BOND ALLOCATION TABLE

                                       HOW THERMOSTAT WILL INVEST
                                      -----------------------------
               LEVEL OF THE              STOCK              BOND
                 S&P 500              PERCENTAGE         PERCENTAGE
                 -------              ----------         ----------
                over 1600                  0%               100%
              -------------------------------------------------------
                1551-1600                  5                 95%
              -------------------------------------------------------
                1501-1550                 10                 90
              -------------------------------------------------------
                1451-1500                 15                 85
              -------------------------------------------------------
                1401-1450                 20                 80
              -------------------------------------------------------
                1351-1400                 25                 75
              -------------------------------------------------------
                1301-1350                 30                 70
              -------------------------------------------------------
                1251-1300                 35                 65
              -------------------------------------------------------
                1201-1250                 40                 60
              -------------------------------------------------------
                1151-1200                 45                 55
              -------------------------------------------------------
                1101-1150                 50                 50
              -------------------------------------------------------
                1051-1100                 55                 45
              -------------------------------------------------------
                1001-1050                 60                 40
              -------------------------------------------------------
                 951-1000                 65                 35
              -------------------------------------------------------
                  901-950                 70                 30
              -------------------------------------------------------
                  851-900                 75                 25
              -------------------------------------------------------
                  801-850                 80                 20
              -------------------------------------------------------
                  751-800                 85                 15
              -------------------------------------------------------
                  701-750                 90                 10
              -------------------------------------------------------
                  651-700                 95                  5
              -------------------------------------------------------
                under 650                100                  0
              -------------------------------------------------------

When the S&P 500 moves into a new band on the table, the Fund will promptly change the stock-bond mix to reflect the new S&P price level. The only exception will be a "31-day Rule"; in order to reduce transaction frequency and taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days.

As an illustrative example, suppose the following market events occurred:


      DATE          LEVEL OF THE S&P 500             HOW THERMOSTAT WILL INVEST
      ----          --------------------             --------------------------
     Nov. 1        We begin when the market is 1140  50% stocks, 50% bonds

     Dec. 1        The S&P 500 goes to 1151          go to 45% stocks, 55% bonds

     Dec. 6        The S&P 500 drops back to 1145    no change back for 31 days

     Jan. 2        The S&P 500 is at 1142            go to 50% stocks, 50% bonds

    Jan. 20        The S&P 500 drops to 1099         go to 55% stocks, 45% bonds


                                                                            ----
                                                                               3

THE FUND

                  THE MARKET HAS MADE A CONTINUATION MOVE BY GOING THROUGH
                  A SECOND ACTION LEVEL, NOT A REVERSAL MOVE, SO THE 31-DAY RULE DOES NOT APPLY IN THIS CASE.

     Jan. 30       The S&P 500 goes up to 1105       no change back for 31 days

     Feb. 3        The S&P 500 is at 1110            go to 50% stocks, 50% bonds

The following table shows the five stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above, and by allocating intervening investments or redemptions according to the allocation percentage used in the most recent rebalancing.

                            ALLOCATION WITHIN ASSET CLASSES

             STOCK FUNDS               TYPE OF FUND           ALLOCATION
             -----------               ------------           ----------

         Liberty Acorn Fund        Small cap stock                   20%

         Liberty Acorn Twenty      Mid cap stock                     15

         Liberty-Stein Roe         Large cap growth                  25
         Growth Stock Fund

         Liberty Growth &          Growth and income                 25
         Income Fund

         Liberty Select Value      Mid cap stock                     15
                                                                 ------
                  Total                                             100%


                BOND FUNDS               TYPE OF FUND           ALLOCATION
                ----------               ------------           ----------

         Liberty Federal           U.S. government                   30%
         Securities Fund           securities

         Liberty-Stein Roe         Intermediate-term bonds           50
         Intermediate Bond Fund

         Columbia High-Yield Fund  High-yield bonds                  20
                                                                 ------
                  Total                                             100%

Thermostat is advised by Liberty Wanger Asset Management, L.P. ("Liberty WAM" or the "Adviser"). Each of the Portfolio Funds is managed by Liberty WAM or an affiliate of Liberty WAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.


                                                                            ----
                                                                               4

THE FUND


Liberty WAM has a supervisory committee that meets on an annual basis, or on an "emergency" basis if necessary, to review the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The committee typically addresses the following questions:

         Should the stock-bond mix table be revised? (perhaps because the stock market has made a long-term move outside of the 650-1600 S&P 500 bands; perhaps due to severe inflation)

         Should there be a change in the Portfolio Funds in which Thermostat invests? (perhaps because of a change of portfolio managers, change of investment style or reorganization of the Portfolio Fund)

Any changes by the supervisory committee are expected to be infrequent.

The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:

LIBERTY ACORN FUND, CLASS Z ("ACORN FUND")

Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

-    A strong business franchise that offers growth potential.

-    Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY ACORN TWENTY, CLASS Z ("ACORN TWENTY")

Acorn Twenty seeks long-term growth of capital.


                                                                            ----
                                                                               5

THE FUND

Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time. The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Acorn Twenty typically looks for companies with:

-    A strong business franchise that offers growth potential.

-    Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although Acorn Twenty does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY-STEIN ROE GROWTH STOCK FUND, CLASS S ("GROWTH STOCK FUND")

Growth Stock Fund seeks long-term growth.

Growth Stock Fund invests all of its assets in SR&F Growth Stock Portfolio ("Growth Stock Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, primarily of companies with large market capitalizations.

Growth Stock Portfolio may invest in any market sector but emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the Portfolio's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY GROWTH & INCOME FUND, CLASS Z ("GROWTH & INCOME FUND")

Growth & Income Fund seeks long-term growth and income.

Under normal market conditions, Growth & Income Fund invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stock of U.S. companies with equity market capitalizations


                                                                            ----
                                                                               6

THE FUND


at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the Fund's adviser generally chooses securities of companies it believes are undervalued.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY SELECT VALUE, CLASS Z ("SELECT FUND")

Select Fund seeks long-term growth.

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is a member of the S&P MidCap 400 Index is considered a middle capitalization stock. The Fund may also invest in stocks with larger or smaller capitalizations.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY FEDERAL SECURITIES FUND, CLASS Z ("FEDERAL SECURITIES FUND")

Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its total assets in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. These securities must be rated investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch, Inc. ("Fitch"), an international rating agency. The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the judgment of its adviser of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than four and a half years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the


                                                                            ----
                                                                               7

THE FUND


adviser may shorten the duration, and vice versa).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY-STEIN ROE INTERMEDIATE BOND FUND, CLASS S ("INTERMEDIATE BOND FUND")

Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Intermediate Bond Fund invests all of its assets in SR&F Intermediate Bond Portfolio ("Bond Portfolio") as part of a master fund/feeder fund structure. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

- Debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

-    Debt securities of corporations, and

- Mortgage-backed and asset-backed securities issued by private (non-governmental) entities.

Bond Portfolio will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

-    Rated at least A by S&P;

-    Rated at least A by Moody's;

-    Given a comparable rating by another nationally recognized rating agency;
     or

- Unrated securities that the Portfolio's adviser believes to be of comparable quality.

Bond Portfolio may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

-    Rated below BBB by S&P;

-    Rated below Baa by Moody's;

-    Given a comparable rating by another nationally recognized rating agency;
     or

- Unrated securities that the Portfolio's adviser believes to be of comparable quality.

Normally, Bond Portfolio expects to maintain a dollar-weighted average effective maturity of three to ten years. Bond Portfolio seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, Bond Portfolio may seek capital appreciation by using hedging techniques such as futures and options.

The manager of Bond Portfolio has wide flexibility to vary the allocation among


                                                                            ----
                                                                               8

THE FUND


different types of debt securities based on his judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA HIGH-YIELD FUND, CLASS Z ("HIGH-YIELD FUND")

High-Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High-Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."



The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in higher transaction costs and additional tax liability.


                                                                            ----
                                                                               9

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of

                                                                            ----
                                                                              10

THE FUND


currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk means that the issuing company may not be able to pay interest and principal when due. The lower-rated bonds held by the Portfolio Funds are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Because a Portfolio Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset backed


                                                                            ----
                                                                              11

THE FUND


securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds", involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.

The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Because the Fund is a new Fund and has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                            ----
                                                                              12

THE FUND



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases               None
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                            None
--------------------------------------------------------------
Redemption fee (%) (as a percentage of               None(2)
amount redeemed)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3) (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(4)(%)                                 [____]
--------------------------------------------------------------
Distribution and service (12b-1) fees(%)               None
--------------------------------------------------------------
Other expenses(%)(5)                                  [____]
--------------------------------------------------------------
Total annual fund operating expenses(%)               [____]
--------------------------------------------------------------

(3) The Fund bears its own pro rata share of the fees and expenses incurred by the underlying Portfolio Funds. The investment return will be net of the Fund's pro rata share of the expenses of the Portfolio Funds in which it invests. Based on the expense ratio of each Portfolio Fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Fund, including its pro rata share of expenses of the Portfolio Funds, is expected to be between ____% and ___%. The expense ratio may be higher or lower depending on the allocating Portfolio Funds and the actual expenses of the Portfolio Funds.

(4) In addition to the management fee, the Fund pays the Adviser an administrative fee of ____%, which is included in "Other Expenses."

(5) "Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS

      $                 $
       ----              ----

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------

                                                                            ----
                                                                              13

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

  METHOD            INSTRUCTIONS
--------------------------------------------------------------------------------
Through your        Your financial advisor can help you establish your account
financial advisor   and buy fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                    receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                    purchase for you.
--------------------------------------------------------------------------------
By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Liberty
                    Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check            For existing accounts, fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including the Fund name and
                    account number with a check made payable to the Fund to
                    Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.
--------------------------------------------------------------------------------
By exchange         You may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an
                    additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire             You may purchase shares by wiring money from your bank
                    account to your Fund account. To wire funds to your Fund
                    account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds You may purchase shares by electronically transferring money transfer (existing from your bank account to your Fund account by calling
account)            1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                    form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                    current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the
                    transfers. You may terminate your program or change the
                    amount of the exchange (subject to the $100 minimum) by
                    calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                    Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------


                                                                            ----
                                                                              14

YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-    any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or custodian for such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the distributor's banking affiliate that meet certain wealth management criteria.


                                                                            ----
                                                                              15

YOUR ACCOUNT


If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----
                                                                              16

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund may also offer three additional classes of shares - Class A, B and D shares which may be available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
--------------------------------------------------------------------------------


                                                                            ----
                                                                              17

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                  INSTRUCTIONS
--------------------------------------------------------------------------------

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior
                        to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may
                        charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A
                        shares of another fund at no additional cost. To
                        exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                 You may send a signed letter of instruction to the
                        address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds
                        Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                 You may sell shares and request that the proceeds be
                        wired to your bank. You must set up this feature prior
                        to your telephone request. Be sure to complete the
                        appropriate section of the account application for this
                        feature.
--------------------------------------------------------------------------------
By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semiannual basis and have the proceeds sent to you if
                        your account balance is at least $5,000. This feature is
                        not available if you hold your shares in certificate
                        form. All dividend and capital gains distributions must
                        be reinvested. Be sure to complete the appropriate
                        section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your
                        bank. You must set up this feature prior to your
                        request. Be sure to complete the appropriate section of
                        the account application for this feature.
--------------------------------------------------------------------------------


                                                                            ----
                                                                              18

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day which will be that day's closing net asset value per share of the respective Portfolio Funds.


--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

                                                                            ----
                                                                              19

YOUR ACCOUNT


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-     send the check to your address of record
-     send the check to a third party address
-     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.


                                                                            ----
                                                                              20

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in increased tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% and a special rate of 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

                                                                            ----
                                                                              21

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


                                                                            ----
                                                                              22

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. ("Liberty WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is Thermostat's investment advisor and is responsible for the Fund's management subject to oversight by the Fund's board of trustees. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty Wanger Asset Management, L.P. on September 29, 2000. Liberty WAM is owned by Columbia Management Group, Inc., which is owned by Fleet National Bank, which is owned by FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund will be [____%] of the Fund's average daily net assets. Liberty WAM will also receive an administrative fee from the Fund at the annual rate of ____% of the Fund's average daily net assets.

The Portfolio Funds are managed by Liberty WAM and its affiliates, Colonial Management Associates, Inc. ("Colonial"), Columbia Management Company ("Columbia") and Stein Roe & Farnham Incorporated ("SteinRoe"). The mutual fund and institutional investment advisory business of Liberty WAM, Colonial, Columbia and SteinRoe are part of a larger business unit known as Columbia Asset Management ("CAM") that includes several separate legal entities that are managed by a single management team. They also share personnel, facilities and systems that may be used in providing administrative or operational services to Thermostat. They and the other entities that make up CAM are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a supervisory committee to review on an infrequent basis the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The members of the committee are Ralph Wanger, Charles P. McQuaid and Harvey B. Hirshhorn.

RALPH WANGER

Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.


                                                                            ----
                                                                              23

MANAGING THE FUND


CHARLES P. MCQUAID

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

HARVEY B. HIRSCHHORN

Harvey Hirschhorn joined SteinRoe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers University and a M.B.A. degree from the University of Chicago, and is a CFA.



                                                                            ----
                                                                              24

-------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Thermostat's principal investment strategies and their associated risks are described above. This section provides more detail about the investment strategies of the Portfolio Funds, and describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund.

--------------------------------------------------------------------------------
UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

Thermostat's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks."

Additional information about Thermostat's securities and investment techniques, as well as Thermostat's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.
--------------------------------------------------------------------------------

                                                                            ----
                                                                              25

OTHER INVESTMENT STRATEGIES AND RISKS


ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


                                                                            ----
                                                                              26

NOTES



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                                                                              27

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829
-        Columbia Thermostat Fund


[LOGO] LIBERTY FUNDS
       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C) 2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2002


This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Acorn Trust ("Liberty Acorn" or "Trust"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus with respect to Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty or Liberty Acorn Foreign Forty dated May 1, 2002, or, with respect to Columbia Thermostat Fund dated ___________, 2002. This SAI should be read together with a Prospectus of the Trust. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. ("LFD"), One Financial Center, Boston, MA 02111-2621. Audited financial statements, which are contained in the Funds' December 31, 2001 Annual Report, are incorporated by reference into this SAI.

TABLE OF CONTENTS

                                                                    Page

Definitions                                                           2
Organization and History                                              2
Investment Policies                                                   2
Portfolio Turnover                                                   14
Additional Information Concerning Certain Investment Practices       15
Taxes - General                                                      28
Management of the Trust                                              31
Liberty Acorn Charges and Expenses                                   42
Code of Ethics                                                       49
Custodian                                                            49
Independent Auditors                                                 49
Determination of Net Asset Value                                     49
How to Buy Shares                                                    49
Special Purchase Programs/Investor Services                          50
Programs for Reducing or Eliminating Sales Charges                   50
How to Sell Shares                                                   53
How to Exchange Shares                                               55
Suspension of Redemptions                                            55
Shareholder Liability                                                55
Shareholder Meetings                                                 55
Performance Measures and Information                                 56
Appendix I - Description of Bond Ratings                             66



ACN-16/596J-0402

                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2002

DEFINITIONS

 "Trust"                        Liberty Acorn Trust
 "Funds"                        Liberty Acorn Fund, Liberty Acorn International,
                                Liberty Acorn USA, Liberty
                                Acorn Twenty, Liberty Acorn Foreign Forty and
                                Columbia Thermostat Fund
 "Portfolio Funds"              Funds in which Columbia
                                Thermostat Fund may invest, including
                                Columbia Fund, Liberty Acorn
                                Twenty, Liberty-Stein Roe Growth Stock
                                Fund, Liberty Growth & Income Fund,
                                Liberty Select Fund, Liberty Federal
                                Securities Fund, [Liberty-]Stein Roe
                                Intermediate Bond Fund and Columbia
                                High-Yield Fund
 "Adviser" or "Liberty WAM"     Liberty Wanger Asset Management, L.P., the
                                Funds' investment advisor and administrator
 "LFD"                          Liberty Funds Distributor, Inc., the Funds'
                                distributor
 "LFS"                          Liberty Funds Services, Inc., the Funds'
                                investor services and transfer agent
 "CDSC"                         Contingent Deferred Sales Charge
 "FSF"                          Financial Service Firm

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1992 as successor to The Acorn Fund, Inc., which became the Acorn Fund series of the Trust. The Funds are series of the Trust, and each Fund is an open-end, management investment company. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

The Trust changed its name from "Acorn Investment Trust" to its current name on September 29, 2000. On that date, the Funds (other than Columbia Thermostat
Fund) also changed their names from "Acorn Fund," "Acorn International," "Acorn USA," "Acorn Twenty" and "Acorn Foreign Forty" to their current names.

INVESTMENT POLICIES

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY invest with the objective of long-term growth of capital, and COLUMBIA THERMOSTAT FUND invests with the objective of long-term total return. The Funds are not designed for investors seeking primarily income rather than capital appreciation. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that any of the Funds will achieve its investment objective. COLUMBIA THERMOSTAT FUND is a fund of funds that invests in shares of certain portfolios (the "Portfolio Funds") of Liberty Acorn Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Funds Trust III, Liberty Funds Trust VI, Liberty-Stein Roe Funds Income Trust and Columbia High-Yield Fund, Inc. (the "Underlying Trusts"), all of which are managed by the Adviser or an affiliate of the Adviser. COLUMBIA THERMOSTAT FUND may invest in the following Portfolio Funds: Liberty Acorn Fund, Liberty Acorn Twenty, Liberty-Stein Roe Growth Stock Fund, Liberty Growth & Income Fund, Liberty Select Fund, Liberty Federal Securities Fund, [Liberty-]Stein Roe Intermediate Bond Fund and Columbia High-Yield Fund.

The Funds are subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. The Investment Company Act of 1940 ("Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests may, but need not, have the same investment policies as COLUMBIA THERMOSTAT FUND.

LIBERTY ACORN FUND will not:

1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's assets at the time of borrowing, and (b) in connection with transactions in options and in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

6. Pledge, mortgage or hypothecate its assets, except in connection with permitted borrowings;

7. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Sell securities short or maintain a short position, except short sales against-the-box;

12. Participate in a joint or on a joint or several basis in any trading account in securities;

13. Invest in companies for the purpose of management or the exercise of control;

14. Issue any senior security except to the extent permitted under the Investment Company Act of 1940;

15. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).

LIBERTY ACORN INTERNATIONAL will not:

1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. [The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets.];

6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Sell securities short or maintain a short position, except short sales against-the-box.

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

LIBERTY ACORN USA will not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Neither LIBERTY ACORN TWENTY nor LIBERTY ACORN FOREIGN FORTY will:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities is of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. With respect to 50% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets;

4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
      (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

COLUMBIA THERMOSTAT FUND will:

1.    Concentrate its investments in shares of other mutual funds.

In addition, COLUMBIA THERMOSTAT FUND will not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except shares of Portfolio Funds and securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

3. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

4. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

5. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

6. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

7. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

8. Sell securities short or maintain a short position, except short sales against-the-box;

9. Invest in companies for the purpose of management or the exercise of control;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

a. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in the securities of foreign companies based in developed markets outside the U.S. [this restriction applies only to LIBERTY ACORN FOREIGN FORTY, which will notify shareholders at least 60 days prior to any change in this policy];

b. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities [this restriction applies only to LIBERTY ACORN USA, which will notify shareholders at least 60 days prior to any change in this policy];

c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

d. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers [this restriction applies only to LIBERTY ACORN FUND];

e. Invest more than 15% of its total assets in the securities of foreign issuers [this restriction applies only to LIBERTY ACORN TWENTY];

f. Invest more than 10% of its total assets (valued at the time of investment) in securities of foreign issuers, not including securities represented by American Depository Receipts [this restriction applies only to LIBERTY ACORN USA];

g. Invest more than 15% of its total assets in domestic securities, under normal market conditions [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

h. Invest in companies for the purpose of management or the exercise of control;

i. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

j. Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA and COLUMBIA THERMOSTAT FUND];

k. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days; and

l. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

Notwithstanding the foregoing investment restrictions, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA or LIBERTY ACORN FOREIGN FORTY such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of LIBERTY ACORN INTERNATIONAL'S portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment company, including advisory fees.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

The investment restrictions of each of the Portfolio Funds in which Columbia Thermostat Fund may invest are listed below.

LIBERTY ACORN FUND - see investment restrictions listed above

LIBERTY ACORN TWENTY - see investment restrictions listed above

LIBERTY-STEIN ROE GROWTH STOCK FUND

FUNDAMENTAL INVESTMENT POLICIES

Neither Liberty-Stein Roe Growth Stock Fund nor SR&F Growth Stock Portfolio may:

1. with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

2. acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

3. act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

4. purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

5. make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made it, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements and (c) acquire publicly distributed or privately placed debt securities;

6. borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940;

7. invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

8. issue any senior security except to the extent permitted under the Investment Company Act of 1940.

NON-FUNDAMENTAL INVESTMENT POLICIES

None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund.

Neither Liberty-Stein Roe Growth Stock Fund nor SR&F Growth Stock Portfolio may:

a. invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

b.    invest in companies for the purpose of exercising control or management

c. purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (value at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results form the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

d. invest more than 5% of its net assets (value at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

e. write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

f. invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

g. purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

h. invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

i. invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

LIBERTY GROWTH & INCOME FUND

FUNDAMENTAL INVESTMENT POLICIES

Liberty Growth & Income Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; the value of such real estate may not exceed 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act.

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

NON-FUNDAMENTAL INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts exceeds 5% of its total assets;

4.    Invest more than 15% of its net assets in illiquid assets; and

5.    Invest more than 10% in American Depository Receipts.

Notwithstanding the investment policies and restrictions of Liberty Growth & Income Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, the issuer is the entity whose revenues support the security.

LIBERTY SELECT FUND

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

NON-FUNDAMENTAL INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment goal, policies and restrictions as the Fund.

LIBERTY FEDERAL SECURITIES FUND

FUNDAMENTAL INVESTMENT POLICIES

Liberty Federal Securities Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the [1940] Act;

5. Underwrite securities issues by other only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

NON-FUNDAMENTAL INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty Federal Securities Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2.    Invest more than 15% of its net assets in illiquid assets.

[LIBERTY-]STEIN ROE INTERMEDIATE BOND FUND

FUNDAMENTAL INVESTMENT POLICIES

As fundamental investment policies, the Liberty-Stein Roe Intermediate Bond Fund and SR&F Intermediate Bond Portfolio may not:

1. invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) repurchase agreements, or (ii) securities of issuers in the financial services industry, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

2. invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and [Fund only] except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

3. invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

4. purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;

6. make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

7. borrow except from banks, other affiliated funds and other entities to the extent permitted by the 1940 Act;

8. act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

9.    issue any senior security except to the extent permitted under the 1940
      Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty-Stein Roe Intermediate Bond Fund may not:

(A)   invest for the purpose of exercising control or management;

(B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets; (1)

(C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

(D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

(E) invest more than 5% of its net assets (valued at time of investment) in warrants, no more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

(F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

(G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

(H) invest in limited partnerships in real estate unless they are readily marketable;

(I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

(K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(L) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

(1) The Fund has been informed that the staff of the Securities and Exchange commission takes the position that the issuers of certain collateralized mortgage obligations and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under
Section 12(d)(1)(A) of that Act.

COLUMBIA HIGH-YIELD FUND

FUNDAMENTAL INVESTMENT POLICIES

Columbia High Yield Fund may not:

1.    Buy or sell commodities or commodity futures contracts.

2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in CDs and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalitites on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever [the Adviser] determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the [Adviser].

3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the Securities Act of 1933 and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Board of Directors of the Fund and, therefore, are not subject to the above investment restriction.

6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

8. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

9.    Purhcase securities of other open-end investment companies.

10.   Issue senior securities, bonds, or debentures.

11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

14.   Invest in companies to exercise control or management.

15. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

17. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

PORTFOLIO TURNOVER

High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. Under normal conditions, the portfolio turnover rates of

LIBERTY ACORN FUND and LIBERTY ACORN USA are expected to be below about 50%, and of LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and LIBERTY ACORN TWENTY are likely to be below 75%, 100% and 125%, respectively. The portfolio turnover rate of COLUMBIA THERMOSTAT FUND is expected to be _____%.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

In this section the term "Fund" refers to a Fund or a Portfolio Fund except where otherwise indicated. Additional information concerning certain of the Funds' investments and investment practices is set forth below.

COMMON STOCKS

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY will invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. COLUMBIA THERMOSTAT FUND invests in shares of Portfolio Funds, some of which invest in common stocks. This ownership interest often gives a Fund or Portfolio Fund the right to vote on measures affecting the company's organization and operations. The Funds and some Portfolio Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Some of the Portfolio Funds also invest in fixed-income securities. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period. Under normal conditions, the common stock investments of the Funds other than COLUMBIA THERMOSTAT FUND (as a percent of total assets) are allocated as follows:

--------------------------------------------------------------------------
                                  U.S. COMPANIES    FOREIGN COMPANIES
--------------------------------------------------------------------------
FUND                              MAXIMUM           MAXIMUM
--------------------------------------------------------------------------
Liberty Acorn Fund                no limit          up to 33%
Liberty Acorn International       up to 25%         no limit
Liberty Acorn USA                 no limit          up to 10%
Liberty Acorn Twenty              no limit          up to 15%
Liberty Acorn Foreign Forty       up to 15%         no limit
--------------------------------------------------------------------------

LIBERTY ACORN TWENTY usually limits its investments in foreign companies to those whose operations are primarily in the U.S. LIBERTY ACORN FOREIGN FORTY usually limits its investments in U.S. companies to those whose operations are primarily overseas. See also the discussion of foreign securities below. COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits.

DIVERSIFICATION

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because LIBERTY ACORN TWENTY is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of LIBERTY ACORN TWENTY can be expected to fluctuate more than that of broadly diversified Funds investing in similar securities. Because it is non-diversified, LIBERTY ACORN TWENTY is not subject to the limitations under the Act in the percentage of its assets that it may invest in any one issuer. The Fund, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized above under "Investment Policies").

Although LIBERTY ACORN FOREIGN FORTY was previously registered as a non-diversified fund, its investments remained diversified through November 23, 2001 (three years after it began operations). As a result, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified fund. LIBERTY ACORN FOREIGN FORTY will not be able to become non-diversified unless it seeks and obtains the approval of the holders of a "majority of its outstanding voting securities," as defined in the Act.

FOREIGN SECURITIES

The Funds and some Portfolio Funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. As noted above, under normal market conditions, each Fund may invest in foreign securities (as a percentage of total assets) as set forth below:

----------------------------------------------------------
                                  FOREIGN
                                  COMPANIES
----------------------------------------------------------
FUND                              MAXIMUM
----------------------------------------------------------
Liberty Acorn Fund                up to 33%
Liberty Acorn International       no limit
Liberty Acorn USA                 up to 10%
Liberty Acorn Twenty              up to 15%
Liberty Acorn Foreign Forty       no limit
----------------------------------------------------------

LIBERTY ACORN FOREIGN FORTY invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group ("IFC"). "Emerging markets" as used by the Fund includes markets designated "frontier markets" by the IFC. LIBERTY ACORN FOREIGN FORTY does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits. LIBERTY ACORN TWENTY usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

The Funds and some Portfolio Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs trade in both domestic and foreign markets. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds and some Portfolio Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Liberty Acorn Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

The investment performance of a Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

CURRENCY EXCHANGE TRANSACTIONS

The Funds and some Portfolio Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract.

Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the Funds' investment limits.

OTC DERIVATIVES. The Funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund (not including the Portfolio Funds) will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

If trading were suspended in an option purchased or written by one of the Funds, that Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /1/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To the extent required by regulatory authorities having jurisdiction over the Funds, the Funds will limit their use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. The Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected

-----------------
/1/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to stock price, interest rate, and currency fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on Liberty WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, Liberty WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between that Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value ("NAV"), the Funds will mark-to-market their open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. Conversely, if an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. A Fund (excluding the Portfolio Funds) will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /2/ would exceed 5% of the Fund's total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool," the "underlying commodity value" of each long position in a commodity contract in which a Fund invests will not at any time exceed the sum of:

      (1) the value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

      (2)   unrealized appreciation on the contract held by the broker; and

      (3) cash proceeds from existing investments due in not more than 30 days.

      "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.


SWAP AGREEMENTS, CAPS, FLOORS AND COLLARS. A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the Adviser determines it is consistent with that Fund's investment objective and policies, but each Fund (excluding the Portfolio Funds) will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.


A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that Fund's exposure to foreign stock


-------------
/2/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, that Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Adviser expects to be able to eliminate a Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.


Some Portfolio Funds may purchase caps, floors and collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.



A Fund will segregate assets to cover its current obligations under a swap agreement, cap, floor or collar. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that Fund's accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that Fund's accumulated obligations under the agreement.


SHORT SALES AGAINST THE BOX

Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by its investment restrictions, the Funds do not currently intend to sell securities short.

In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

In addition to enabling the Funds to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

DEBT SECURITIES

The Funds and some Portfolio Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that LIBERTY ACORN INTERNATIONAL may not invest more than 20% of its assets in securities rated below investment grade or considered by the Adviser to be of comparable credit quality. Neither LIBERTY ACORN FUND nor LIBERTY ACORN INTERNATIONAL expects to invest more than 5% of its net assets in such securities during the current fiscal year. Each of LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY do not intend to invest more than 20% of their total assets in debt securities nor more than 5% of their total assets in securities rated at or lower than the lowest investment grade. COLUMBIA THERMOSTAT FUND may invest up to 100% of its total assets in Portfolio Funds that invest in debt securities at times, including lower-rated securities, and securities that are not rated.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

ILLIQUID AND RESTRICTED SECURITIES

The Funds (excluding the Portfolio Funds) may not invest in illiquid securities, if as a result they would comprise more than 15% of the value of the net assets of the Fund. The limit on illiquid securities for each Portfolio Fund is 15%, except that the limit is 10% for Columbia High-Yield Fund. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of Trustees or its delegate.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of Trustees. Neither LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA [nor COLUMBIA THERMOSTAT FUND] will invest more than 10% of its total assets (valued at the time of investment) in restricted securities.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction of investing no more than 10% (for LIBERTY ACORN FUND) or 15% (for LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY, LIBERTY ACORN FOREIGN FORTY [and COLUMBIA THERMOSTAT FUND]) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than the specified percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers the Adviser believes present minimal credit risks in accordance with guidelines approved by the board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Adviser's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on a Fund's ability to sell the collateral and the Fund or Portfolio Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

The Funds and Portfolio Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

ZERO COUPON SECURITIES

Some of the Portfolio Funds may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Portfolio Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS

Some of the Portfolio Funds may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

Some of the Portfolio Funds may invest in tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Portfolio Fund's advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

Some Portfolio Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

Some Portfolio Funds may invest in money market instruments. GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which some Portfolio Funds would be allowed to invest in directly.

SECURITIES LOANS

The Funds may make secured loans of their portfolio securities amounting to not more than the percentage of their total assets specified in "Investment Policies," thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

MORTGAGE DOLLAR ROLLS

Some Portfolio Funds may invest in mortgage dollar rolls. In a mortgage dollar roll, the Portfolio Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Portfolio Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Portfolio Fund from the transaction.

                           Mortgage-Backed Securities

Some of the Portfolio Funds may invest in mortgage-backed securities, including "collateralized mortgage obligations" (CMOs) and "real estate mortgage investment conduits" (REMICs). Mortgage-backed securities evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Portfolio Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Portfolio Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

A Portfolio Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, a Portfolio Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Portfolio Fund may incur a loss.

                            Asset-Backed Securities

Some Portfolio Funds may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

MUNICIPAL LEASE OBLIGATIONS

Some of the Portfolio Funds may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

Some Portfolio Funds may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. Some Portfolio Funds may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Portfolio Fund in connection with the arrangement. The Portfolio Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When a Portfolio Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Portfolio Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Portfolio Fund, although it could sell the underlying municipal obligation to a third party at any time.

Some Portfolio Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Portfolio Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The Portfolio Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Some Portfolio Funds may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Floating or Variable Rate Securities

     Some of the Portfolio Funds may invest in floating or variable rate securities. Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Portfolio Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Real Estate Investment Trusts ("REITs")

     Some Portfolio Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in real estate -- such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Convertible Securities and Warrants

     Some Portfolio Funds may purchase convertible securities and warrants. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Portfolio Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Portfolio Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

     Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Portfolio Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

     To the extent the Portfolio Fund known as Columbia High Yield Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which some Portfolio Funds may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Portfolio Funds' investment portfolios will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

Some Portfolio Funds may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of a structured note. Structured notes are treated as Senior Loans.

TEMPORARY STRATEGIES

The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of domestic issuers (or, in the case of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and

COLUMBIA THERMOSTAT FUND, those of foreign issuers), and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

LINE OF CREDIT

Liberty Acorn maintains a line of credit with a group of banks in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund's restrictions on borrowing under "Investment Policies" above.

TAXES - GENERAL

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by each Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Dividends paid by LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY are generally not eligible for the dividends received deduction for corporate shareholders because little or none of those Funds' income consists of dividends paid by United States corporations. A portion of the dividends paid by LIBERTY ACORN FUND, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and COLUMBIA THERMOSTAT FUND is generally eligible for the dividends-received deduction. Capital gain distributions paid from the Funds are never eligible for this deduction.

FUND DISTRIBUTIONS. Distributions from a Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%. The maximum long-term capital gains rate will decrease from 20% to 18% for capital assets that have been held for more than five years and whose holding periods begin after December 31, 2000.

All income and capital gains received by COLUMBIA THERMOSTAT FUND from a Portfolio Fund that it owns will be distributed by the Fund (after deductions from the Fund's allowable losses and expenses) and will be taxable to shareholders as described above. Because COLUMBIA THERMOSTAT FUND is actively managed, it may realize taxable net short-term capital gains by selling shares of a Portfolio Fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in COLUMBIA THERMOSTAT FUND rather than directly investing in the Portfolio Funds may result in increased tax liability to a shareholder since the Fund must distribute its net realized gains in accordance with those rules.

Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Funds from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from a Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to Liberty Acorn. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that a Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," each Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, shares of regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.

HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option/3/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or purchase of put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

The Internal Revenue Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to, or futures or "forward contracts" (as defined by the Code) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

In order for the Funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of each Fund's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Funds intend to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Funds. Shareholders will be advised of the nature of such capital gain distributions.

SECURITIES ISSUED AT A DISCOUNT. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


-----------------
/3/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

FOREIGN TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by a Fund will be decreased.

If more than 50% of a Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to a Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Internal Revenue Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by a Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Each of LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of LIBERTY ACORN INTERNATIONAL or LIBERTY ACORN FOREIGN FORTY, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, including retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. LIBERTY ACORN FUND, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and COLUMBIA THERMOSTAT FUND do not expect to be able to "pass through" foreign tax credits.

Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE TRUST

Each of the Adviser, LFS and LFD is an indirect wholly owned subsidiary of Liberty Funds Group LLC ("LFG"), which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of Fleet Boston Financial Corporation. Each of Fleet Boston Financial Corporation, Fleet National Bank, Columbia Management Group, Inc. [AND LFG] is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS. The Board of Trustees has overall management responsibility for the Funds. The Board of Trustees serve indefinite terms of unlimited duration provided that a majority of Trustees always has been elected by shareholders. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of Acorn's outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

With respect to COLUMBIA THERMOSTAT FUND, certain of the officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, the Adviser serves as investment adviser to certain of the Portfolio Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities at both levels.

The names of the Trustees and officers of Liberty Acorn, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below. Each Trustee serves in such capacity for each of the six series of Liberty Acorn. Mr. Wanger also serves as a Trustee for each of the four series of the Wanger Advisors Trust.

                                                                             NUMBER OF
   NAME, POSITION(S)      YEAR FIRST                                       PORTFOLIOS IN
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)        FUND COMPLEX
     AND AGE AT           APPOINTED                  DURING                   OVERSEEN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS             BY TRUSTEE          DIRECTORSHIPS
   ---------------        ---------              ---------------             ----------          -------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF LIBERTY ACORN:

Margaret Eisen, 48,          2002       Managing director, DeGuardiola           6         Chair, Institute for
Trustee                                 Advisors; formerly managing                        Financial Markets; director,
                                        director, North American                           National Futures Association;
                                        Equities at General Motors Asset                   director, Global Financial Group
                                        Management; prior thereto,                         (venture capital fund of funds).
                                        director of Worldwide Pension
                                        Investments for DuPont Asset
                                        Management.

Leo A. Guthart, 65,          1994       Executive vice president,                6         AptarGroup, Inc.
Trustee                                 Honeywell International (home                      (producer of dispensing
                                        and building control); Chairman,                   valves, pumps and
                                        Cylink Corporation (supplier of                    closures); Symbol
                                        encryption equipment); former                      Technologies, Inc.
                                        chairman of the board of                           (manufacturer of bar code
                                        trustees, Hofstra University;                      scanning equipment)
                                        chairman and Chief Executive
                                        Officer, Topspin Partners, L.P.

Irving B. Harris, 91,        1970       Chairman, The Irving Harris              6         None.
Trustee                                 Foundation (charitable
                                        foundation).

Jerome Kahn, Jr., 67,        1987       Former president, William Harris         6         None.
Trustee                                 Investors, Inc. (investment
                                        adviser).

Steven N. Kaplan, 43,        1999       Neubauer Family Professor of             6         None.
Trustee                                 Entrepreneurship and Finance,
                                        Graduate School of Business,
                                        University of Chicago.

David C. Kleinman, 66,       1972       Adjunct professor of strategic           6         Irex Corporation
Trustee                                 management, University of                          (insulation contractor);
                                        Chicago Graduate School of                         Sonic Foundry, Inc.
                                        Business; Business consultant.                     (software); AT&T Latin
                                                                                           America; Wisconsin Paper
                                                                                           & Products (paper merchant);
                                                                                           Plymouth Tube Company
                                                                                           (seamless and welded
                                                                                           metal tubing); Member
                                                                                           of the advisory board,
                                                                                           DSC Logistics Company
                                                                                           (warehousing and
                                                                                           logistics services).

                                                                             NUMBER OF
   NAME, POSITION(S)      YEAR FIRST                                       PORTFOLIOS IN
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)        FUND COMPLEX
     AND AGE AT           APPOINTED                  DURING                   OVERSEEN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS             BY TRUSTEE          DIRECTORSHIPS
   ---------------        ---------              ---------------             ----------          -------------
Allan B. Muchin, 66,         1998       Partner, Katten, Muchin, Zavis &         6         Alberto-Culver Company
Trustee                                 Rosenman (law firm).                               (toiletries).

Robert E. Nason, 65,         1998       Consultant and private investor          6         Fruit of the Loom, Ltd.
Trustee and Chairman                    since 1998; from 1990-1998,                        (apparel manufacturer).
                                        executive partner and chief executive
                                        officer, member of the executive
                                        committee of Grant Thornton, LLP (public
                                        accounting firm) and member of the
                                        policy board of Grant Thornton
                                        International.

John A. Wing, 66,            2002       Frank Wakely Gunsaulus Professor         6         AmerUs Life Holdings
Trustee                                 of Law and Finance, and chairman                   (life insurance);
                                        of the Center for the Study of Law and             LDF, Inc. and Lake Federal
                                        Financial Markets, Illinois Institute of           Bank (banking); Margo
                                        Technology; prior thereto, chairman of             Canibe, Inc. (farming).
                                        the board and chief executive officer of
                                        ABM-AMRO Incorporated, formerly The
                                        Chicago Corporation.

TRUSTEES WHO ARE INTERESTED PERSONS OF LIBERTY ACORN:

Charles P. McQuaid, 48       1994       Portfolio manager and director           6         None.
Trustee and Senior                      of research, Liberty WAM since
Vice President (1)                      July 1992; Principal, WAM from
                                        July 1992 to September 29, 2000;
                                        senior vice president, Wanger
                                        Advisors Trust.

Ralph Wanger, 67,            1994       President, Chief Investment              10        Wanger Advisors Trust (4
Trustee and                             Officer and portfolio manager,                     portfolios).
President* (1)                          Liberty WAM since 1992;
                                        principal, WAM from July 1992 until
                                        September 29, 2000; president, WAM Ltd.
                                        from July 1992 to September 29, 2000;
                                        president and director, WAM Acquisition
                                        GP, Inc. since September 29, 2000;
                                        president, Wanger Advisors Trust;
                                        director, Wanger Investment Company plc.

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
  NAME, POSITION(S)       YEAR FIRST                                        FUND COMPLEX
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)         FOR WHICH
     AND AGE AT           APPOINTED                  DURING               OFFICER ACTS IN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS            SAME CAPACITY           DIRECTORSHIPS
   ---------------        ---------              ---------------          ---------------           -------------
OFFICERS OF LIBERTY ACORN:

J. Kevin                     2001       Treasurer of the Liberty Funds           10        None.
Connaughton, 37,                        and of the Liberty All-Star
Assistant Treasurer                     Funds since December 2000
                                        (formerly controller of the Liberty
                                        Funds and of the Liberty All-Star Funds
                                        from February 1998 to October 2000);
                                        Treasurer of the Stein Roe Funds since
                                        February 2001 (formerly Controller from
                                        May 2000 to February 2001); senior vice
                                        president of Liberty Funds Group since
                                        January 2001 (formerly vice president of
                                        Colonial Management Associates from
                                        February 1998 to October 2000); Senior
                                        Tax Manager, Coopers & Lybrand, LLP from
                                        April 1996 to January 1998.

Kevin S. Jacobs, 41,         2001       Assistant vice president,                10        None.
Assistant Secretary                     Liberty Funds Group since June
                                        2000; senior legal product
                                        manager, First Union Corp.
                                        September 1999 to June 2000;
                                        prior thereto, senior legal
                                        product manager, Colonial
                                        Management Associates.

Kenneth A. Kalina, 42,       1995       Chief financial officer, Liberty         10        None.
Assistant Treasurer                     WAM since April 2000; assistant
                                        treasurer, Wanger Advisors
                                        Trust; fund controller, Liberty
                                        WAM and WAM since September
                                        1995; prior thereto, treasurer
                                        of the Stein Roe Mutual Funds;
                                        director, New Americas Small Cap
                                        Fund.

Bruce H. Lauer, 44,          1995       Chief operating officer, Liberty         10        None.
Vice President,                         WAM since April 1995; principal,
Assistant Secretary                     WAM from January 2000 to
and Treasurer                           September 29, 2000; vice
                                        president, treasurer and assistant
                                        secretary, Wanger Advisors Trust;
                                        director, Wanger Investment Company plc
                                        and New Americas Small Cap Fund.

Jean Loewenberg, 56,         2002       Group Senior Counsel, Fleet              10        None.
Assistant Secretary                     National Bank.

Robert A. Mohn, 40,          1997       Analyst and portfolio manager,           10        None.
Vice President                          Liberty WAM since August 1992;
                                        principal, WAM from 1995 to September
                                        29, 2000; vice president, Wanger
                                        Advisors Trust.

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
  NAME, POSITION(S)       YEAR FIRST                                        FUND COMPLEX
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)         FOR WHICH
     AND AGE AT           APPOINTED                  DURING               OFFICER ACTS IN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS            SAME CAPACITY           DIRECTORSHIPS
   ---------------        ---------              ---------------          ---------------           -------------
Todd Narter, 37,             2001       Analyst and portfolio manager,           10        None.
Vice President                          Liberty WAM since June 1997;
                                        vice president, Wanger Advisors
                                        Trust; prior thereto, product
                                        manager for Teradyne (1990-1997).

Christopher Olson, 38,       2001       Analyst and portfolio manager,           10        None.
Vice President                          Liberty WAM since January 2001;
                                        vice president, Wanger Advisors
                                        Trust; prior thereto, director
                                        and portfolio strategy analyst
                                        with UBS Asset
                                        Management/Brinson Partners.

John H. Park, 34,            1998       Analyst and portfolio manager,           10        None.
Vice President                          Liberty WAM since July 1993;
                                        principal, WAM from 1998 to September
                                        29, 2000; vice president, Wanger
                                        Advisors Trust.

Vincent P.                   2001       Vice president and Counsel,              10        None.
Pietropaolo, 36,                        Liberty Funds Group since
Assistant Secretary                     December 1999; Associate,
                                        Morgan Lewis & Bockius, October 1998 to
                                        December 1999; product manager, Putnam
                                        Investments April 1997 to October 1998.

Joseph Turo, 34,             2002       Senior Counsel, FleetBoston              10        None.
Assistant Secretary                     Financial since August 1997;
                                        prior thereto, Associate, Ropes
                                        & Gray.

Leah J. Zell, 52,            1994       Analyst, and portfolio manager,          10        None.
Vice President*                         Liberty WAM since July 1992;
                                        vice president, Wanger Advisors
                                        Trust; director and managing
                                        member of trust committee, Chai
                                        Trust Company.

 *    Mr. Wanger and Ms. Zell are married to each other.
(1) Trustee who is an "interested person" of the Trust and of Liberty WAM, as defined in the Investment Company Act of 1940, because he is an officer of the Trust and an employee of Liberty WAM.

The address for Mr. Wanger, Mr. McQuaid, Mr. Narter, Mr. Olson, Mr. Kalina, Mr. Lauer, Mr. Mohn, Mr. Park, and Ms. Zell is Liberty Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. The address for Messrs. Harris and Kahn is Two North LaSalle Street, Suite 400, Chicago, Illinois 60602. The address for Messrs. Kaplan and Kleinman is 1101 East 58th Street, Chicago, Illinois 60637. The address for Mr. Guthart is Three Expressway Plaza, Suite 100, Roslyn Heights, New York 11577. The address for Mr. Muchin is Katten, Muchin, Zavis & Rosenman, 525 W. Monroe Street, Suite 1600, Chicago, Illinois 60661-3693. The address for Mr. Nason is 567 Rockefeller Road, Lake Forest, Illinois 60045. The address for Ms. Eisen is De Guardiola Advisors, Inc., 405 Park Avenue, Suite 1201, New York, New York 10022. The address for Mr. Wing is Illinois Institute of Technology, 565 West Adams Street, Suite 320-B, Chicago, IL 60661-3091. The address for Mr. Connaughton, Mr. Jacobs, Mr. Pietropaolo, Ms. Loewenberg, and Mr. Turo is Liberty Funds Group LLC, One Financial Center, Boston, MA 02111.

During 2001 the Funds paid fees aggregating $555,250 to board members who were not affiliated with the Adviser. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the fiscal year ended December 31, 2001 to each of the Trustees of the Trust:


                        AGGREGATE COMPENSATION FROM
                        ------------------------------------------------------------------------------------------------------------
                                                                                                                       AGGREGATE
                                       LIBERTY           LIBERTY        LIBERTY       LIBERTY ACORN      COLUMBIA      COMPENSATION
                        LIBERTY        ACORN             ACORN          ACORN         FOREIGN            THERMOSTAT    FROM FUND
NAME OF TRUSTEE         ACORN FUND     INTERNATIONAL     USA            TWENTY        FORTY              FUND          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF ACORN:

Robert E. Nason           $54,496.18     $26,034.54      $3,228.92     $1,063.56       $1,176.80            $0          $86,000.00
Margaret Eisen+                   $0             $0             $0            $0              $0            $0                  $0
Leo A. Guthart            $30,764.56     $15,825.60      $1,777.01       $589.05         $793.78            $0          $49,750.00
Irving B. Harris          $83,006.82     $45,172.90      $6,869.98     $1,507.05       $2,193.25            $0         $138,750.00
Jerome Kahn, Jr.          $33,655.82     $17,193.65      $2,472.23       $821.55         $856.75            $0          $55,000.00
Steven N. Kaplan          $32,868.80     $17,245.28      $1,908.68       $627.97         $849.27            $0          $53,500.00
David C. Kleinman         $35,713.23     $19,100.70      $2,085.32       $680.04         $920.71            $0          $58,500.00
Roger S. Meier*           $32,645.07     $17,484.53      $1,907.31       $621.83         $841.26            $0          $53,500.00
Allan B. Muchin           $29,438.10     $16,007.61      $1,716.97       $560.91         $776.41            $0          $48,500.00
Katherine Schipper**       $6,815.00      $4,194.74        $376.00       $129.26         $235.00            $0          $11,750.00
John A. Wing+                     $0             $0             $0            $0              $0            $0                  $0

TRUSTEES WHO ARE INTERESTED PERSONS OF ACORN:

Charles P. McQuaid                $0             $0             $0            $0              $0            $0                  $0
Ralph Wanger                      $0             $0             $0            $0              $0            $0                  $0


 *  Mr. Meier retired as a Trustee as of December 31, 2001.
**  Ms. Schipper resigned as a Trustee as of March 31, 2001.
+  [MR. WING AND MS. EISEN WERE ELECTED AS TRUSTEES AS OF MAY 21, 2002.]

The officers and Trustees affiliated with the Adviser serve without any compensation from the Trust. Liberty Acorn has adopted a deferred compensation plan (the Plan) for its non-interested Trustees. Under the Plan, the Trustees who are not "interested persons" of Liberty Acorn or Liberty WAM (participating Trustees) may defer receipt of all or a portion of their compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee.

The deferred compensation accrues income from the date of credit in an amount equal to the amount that would have been earned had such deferred compensation (and all income earned thereon) been invested and reinvested in shares of one or more of the Funds. If a participating Trustee retires, such Trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating Trustee dies, any amount payable under the Plan will be paid to that Trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

The Agreement and Declaration of Trust ("Declaration") of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

COMMITTEES The standing committees of the Trust's board of Trustees are:

                                                                                                    No. of Meetings
Committee                 Members              Function                                             Held in 2001
---------                 -------              --------                                             ---------------

Executive                 Irving B. Harris     Exercise powers of the Board of Trustees during
                          Ralph Wanger         intervals between meetings of the board, with
                          Robert E. Nason      certain exceptions.                                          0
                          Charles P. McQuaid
                          (alternate)

Audit                     David C. Kleinman    Make recommendations to the Board of Trustees
                          (chairman)           regarding the selection of independent auditors
                          Robert E. Nason      for the Trust, confer with the independent                   2
                          Jerome Kahn, Jr.     auditors regarding the scope and results of each
                                               audit and carry out the provisions of its charter.

Valuation                 Ralph Wanger         Determine valuations of portfolio securities held
                          (chairman)           by any series of the Trust in instances as
                          Irving B. Harris     required by the valuation procedures adopted by             16
                          Charles P. McQuaid   the Board of Trustees.
                          Robert E. Nason
                          (alternate)
                          Jerome Kahn, Jr.
                          (alternate)

Investment Advisory       Allan B. Muchin      Make recommendations to the Board of Trustees
Agreement                 (chairman)           regarding the continuation or amendment of the
                          Leo A. Guthart       investment advisory agreements between the Trust             1
                          Jerome Kahn, Jr.     and the Adviser.
                          David C. Kleinman

                                       37

                                                                                                    No. of Meetings
Committee                 Members              Function                                             Held in 2001
---------                 -------              --------                                             ---------------

Governance                Allan B. Muchin      Make recommendations to the board regarding
                          (chairman)           committees of the board and committee assignments,
                          Irving B. Harris     make recommendations to the board regarding the              1
                          Steven N. Kaplan     composition of the board and candidates for
                          Robert E. Nason      election as non-interested Trustees, oversee the
                                               process for evaluating the functioning of the
                                               board, and make recommendations to the board
                                               regarding the compensation of Trustees who are
                                               not affiliated with any investment adviser,
                                               administrator or distributor of the Funds. The
                                               Governance Committee will not consider
                                               shareholder recommendations regarding candidates
                                               for election as Trustees; however, such
                                               recommendations may be made in the form of a
                                               shareholder proposal to be presented at any
                                               future meeting of shareholders of the Funds.

Investment Performance    David C. Kleinman    Examine methods of mutual fund performance
Analysis                  (chairman)           measurement and make recommendations to the Board
                          Steven N. Kaplan     of Trustees about the types of performance reports           0
                          Ralph Wanger         to be provided to the board.

INVESTMENT ADVISER

Liberty Wanger Asset Management, L.P. ("Liberty WAM") (formerly named Wanger Asset Management, L.P. prior to September 29, 2000 ("WAM")), serves as the investment advisor for the Funds and for other institutional accounts. As of December 31, 2001, Liberty WAM had approximately $8.7 billion under management, including the Funds. Liberty WAM and its predecessor have managed mutual funds, including Liberty Acorn since 1992. Liberty WAM is an indirect wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

The Portfolio Funds are managed by Liberty WAM and its affiliates, Colonial Management Associates, Inc. ("Colonial"), Columbia Funds Management Company ("Columbia") and Stein Roe & Farnham Incorporated ("SteinRoe"). Colonial has been an investment advisor since ____, and is located at One Financial Center, Boston, Massachusetts 02111. Columbia has been an investment advisor since _____, and is located at 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207. SteinRoe has been an investment advisor since 1932, and is located at One South Wacker Drive, Chicago, Illinois 60606. The mutual fund and institutional investment advisory business of Liberty WAM, Colonial, Columbia and SteinRoe are part of a larger business unit known as Columbia Asset Management that includes several separate legal entities that are managed by a single management team.

Except for COLUMBIA THERMOSTAT FUND, each Fund's Advisory Agreement automatically terminated on November 1, 2001 when Fleet acquired the asset management business of LFC. At a meeting of the Board of Trustees held on August 15, 2001, called in part for the purpose of voting on the approval of new Advisory Agreements with Liberty WAM that were substantially identical to the previous Advisory Agreements, the new Advisory Agreements were approved through July 31, 2003 by the unanimous vote of the "non-interested" Trustees of the Trust voting separately. The Trustees considered information about, among other things: (1) Liberty WAM and its respective personnel, resources and investment process; (2) the terms of the new Advisory Agreements; (3) the nature and quality of services provided by Liberty WAM; (4) the investment performance of each Fund and of similar funds managed by other advisors; (5) the profitability to Liberty WAM of its relationship with the Funds; (6) fall-out benefits from that relationship; (7) compensation payable by the Funds to affiliates of the Adviser for other services; (8) economies of scale; and (9) comparative fees and expense ratios. The Trustees also considered the terms of an agreement between the Trust and Fleet National Bank (the "Fleet Agreement") in which Fleet agreed that during the initial term of the new Advisory Agreements, except as otherwise authorized by the Trustees, it would: (1) preserve the autonomy of the Trust;
(2) preserve the independence of Liberty WAM, including its investment philosophy and approach to investment operations, research and talent; (3) allow Liberty WAM considerable latitude to recruit and compensate (on competitive terms) investment management personnel; (4) not interfere with Liberty WAM's relationships with regional brokers unless regulatory or compliance concerns dictate and permit Liberty WAM to continue to allocate the commissions and soft dollar payments as it has in the past; (5) maintain the trading desk at Liberty WAM for domestic and international trading activities; and (6) not add to the current management responsibilities of any portfolio manager of a Fund the responsibility to manage additional funds from the Fleet organization without the consent of the Trustees.

In addition, the Trustees considered matters relating to the possible effects on Liberty WAM and the Funds of the acquisition of the asset management business of LFC by Fleet, including: (1) the terms of the Fleet Agreement; (2) certain actions taken by LFC and Liberty WAM to help retain and incent their key personnel; (3) the general reputation, financial resources and business activities of Fleet and its parent organization; (4) the potential benefits of scale from combining the asset management businesses of Fleet and LFC, including the ability to attract and retain key personnel and enhance technology and customer service; (5) the stated intention of Fleet to consult with the Board of the Funds prior to removing or reducing any voluntary fee waivers or expense limitations; and (6) the stated intention of Fleet to provide investment professionals of Liberty WAM with access to greater resources as a result of the acquisition.

Finally, the Trustees considered Fleet's agreement to use all reasonable efforts to assure compliance with Section 15(f) of the 1940 Act. Section 15(f) provides that a mutual fund investment advisor or its affiliates may receive benefits or compensation in connection with a change of control of the investment advisor if two conditions are satisfied. First, for three years after the change of control, at least 75% of the members of the board of any registered investment company advised by the advisor must consist of persons who are not "interested persons," as defined in the 1940 Act, of the advisor. Second, no "unfair burden" may be imposed on any such registered investment company as a result of the change of control transaction or any express or implied terms, conditions or understandings applicable to the transaction. "Unfair burden" means any arrangement, during the two years after the transaction, by which the investment advisor or any "interested person" of the advisor receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company.

[DISCUSS APPROVAL OF ADVISORY AGREEMENT FOR THERMOSTAT]

Each Advisory Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund or Portfolio Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or Liberty WAM upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act. The shareholders of each Fund (other than COLUMBIA THERMOSTAT FUND) approved the new Advisory Agreements with Liberty WAM at a shareholders meeting held on October 24, 2001.

Under its Advisory Agreement with the Funds, the Adviser provides the Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Funds' prospectuses and this SAI. The Adviser is also responsible for effecting all security transactions on behalf of the Funds, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Administration Agreement provides for the payment to the Adviser of the fee described in the Prospectuses.

Under the Administration Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

The advisory fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2001, 2000 and 1999 were as follows:


FUND                                            2001                             2000                1999
Liberty Acorn Fund                                  $29,187,000              $26,750,000          $23,437,000
Liberty Acorn International                         $16,504,000              $23,515,000          $15,669,000
Liberty Acorn USA                                    $2,382,000               $2,844,000           $2,806,000
Liberty Acorn Twenty             gross advisory fee:   $748,000                 $585,000             $504,000
                                 exp. reimb:            (53,000)               (   0   )             (24,000)
                                 -------------------------------                -------              --------
                                 net advisory fee:     $695,000                 $585,000             $480,000
Liberty Acorn Foreign Forty      gross advisory fee:   $877,000               $1,334,000             $427,000
                                 exp. reimb:            (36,000)              (   0    )             (43,000)
                                 -------------------------------               --------              --------
                                 net advisory fee:     $841,000               $1,334,000             $384,000
Columbia Thermostat Fund                                     $0                       $0                   $0


Liberty WAM receives advisory fees from some of the Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests.

The administrative fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2001, 2000 and 1999, were as follows:

FUND                                                  2001                    2000                  1999

Liberty Acorn Fund                                $2,141,000               $1,958,000           $1,699,000
Liberty Acorn International                       $1,017,000               $1,484,000             $962,000
Liberty Acorn USA                                   $127,000                 $152,000             $151,000
Liberty Acorn Twenty                                 $42,000                  $33,000              $28,000
Liberty Acorn Foreign Forty                          $46,000                  $70,000              $23,000
Columbia Thermostat Fund                                  $0                       $0                   $0

PORTFOLIO TRANSACTIONS

The Adviser places the orders for the purchase and sale of the Funds' portfolio securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the board of Trustees of the Funds.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economists and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds) while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Funds.

With respect to the Funds' purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to a Fund. Liberty Acorn has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the rules of the National Association of Securities Dealers.

The Adviser may place trades for the Funds through Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each affiliates of the Adviser, pursuant to procedures adopted by the Board of Trustees. The Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

BROKERAGE COMMISSIONS (dollars in thousands)


                                                          Year ended December 31, 2001
                                                          ----------------------------
                                                                                            Liberty
                                                                               Liberty        Acorn         Liberty
                                  Liberty    Liberty Acorn        Liberty        Acorn      Foreign           Acorn
                               Acorn Fund    International      Acorn USA       Twenty        Forty      Thermostat
                               ----------    -------------      ---------       ------        -----      ----------
Total commissions                  $3,147          $4,302            $190         $186         $459              $0
Directed transactions             687,718         285,585          63,497       98,100       48,760               0
Commissions on directed             1,569             729             127          134          135               0
transactions

                                                    Year ended December 31, 2000
                                                    ----------------------------
                                                                                            Liberty
                                                                               Liberty        Acorn
                                  Liberty    Liberty Acorn        Liberty        Acorn      Foreign
                               Acorn Fund    International      Acorn USA       Twenty        Forty
                               ----------    -------------      ---------       ------        -----
Total commissions                  $3,136          $8,586            $366         $193         $569
Directed transactions                   *               *               *            *            *
Commissions on directed             1,804             994             297          139           72
transactions

(*) Rounds to less than one.

                                                    Year ended December 31, 1999
                                                    ----------------------------
                                                                                            Liberty
                                                                               Liberty        Acorn
                                  Liberty    Liberty Acorn        Liberty        Acorn      Foreign
                               Acorn Fund    International      Acorn USA       Twenty        Forty
                               ----------    -------------      ---------      -------      -------
Total commissions                  $3,938           $4,457           $269         $151         $254




ADMINISTRATION AGREEMENT

Liberty Acorn has a separate administration agreement with the Adviser under which the Adviser receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to that agreement, the Adviser provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of Liberty Acorn; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents;
(iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund's compliance with regulatory requirements and with each Fund's investment policies and restrictions; (vi) providing for the services of employees of the Adviser who may be appointed as officers of Liberty Acorn; and (vii) providing services to shareholders of the Funds. The Administration Agreement has a one year term. The Adviser has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Adviser's expense. The Adviser retains responsibility for any services it delegates. The Adviser has delegated some or all of the services provided pursuant to the Administration Agreement to affiliates of Liberty Funds Group LLC.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Funds' shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms ("FSFs") or investors.

LIBERTY ACORN'S CHARGES AND EXPENSES

SALES CHARGES (dollars in thousands)

                                                                            Class A Shares
                                                                     Year ended December 31, 2001
                                                                     ----------------------------
                                                                                                   Liberty
                                              Liberty                                   Liberty     Acorn       Liberty
                                              Acorn      Liberty Acorn      Liberty      Acorn     Foreign       Acorn
                                              Fund       International     Acorn USA     Twenty      Forty     Thermostat
                                              ----       -------------     ---------     ------      -----     ----------
Aggregate initial sales charges on Fund
  share sales                                    $4,274           $214        $402         $177         $26          $0
Initial sales charges retained by LFD              $443            $15         $28           $8          $1          $0
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                        $1            $17          $*           $*          $4          $0


                                                                            Class B Shares
                                                                     Year ended December 31, 2001
                                                                     ----------------------------
                                                                                                    Liberty
                                              Liberty                                   Liberty      Acorn       Liberty
                                              Acorn      Liberty Acorn      Liberty      Acorn      Foreign       Acorn
                                              Fund       International     Acorn USA     Twenty      Forty     Thermostat
                                              ----       -------------     ---------     ------      -----     ----------
Aggregate CDSC on Fund redemptions
  retained by LFD                              $7            $1                $1           $*         $*           $0

                                                                            Class C Shares
                                                                     Year ended December 31, 2001
                                                                     ----------------------------
                                                                                                    Liberty
                                              Liberty                                   Liberty      Acorn
                                              Acorn      Liberty Acorn      Liberty      Acorn      Foreign
                                              Fund       International     Acorn USA     Twenty      Forty
                                              ----       -------------     ---------     ------      -----

Aggregate CDSC on Fund redemptions
  retained by LFD                              $0            $0               $0           $0          $0


                                                                     Class D Shares
                                                             Year ended December 31, 2001
                                                             ----------------------------
                                                                Columbia Thermostat Fund
Aggregate initial sales charges on
  Fund share sales                                                        $0
Initial sales charges retained by LFD                                     $0
Aggregate contingent deferred sales
  charges (CDSC) on Fund redemptions
  retained by LFD                                                         $0


* Rounds to less than one.

                                                                      Class A Shares
                                                               Year ended December 31, 2000
                                                               ----------------------------
                                                                                                   Liberty
                                              Liberty                                   Liberty     Acorn
                                              Acorn      Liberty Acorn      Liberty      Acorn     Foreign
                                              Fund       International     Acorn USA     Twenty      Forty
                                              ----       -------------     ---------     ------      -----
Aggregate initial sales charges on Fund
share sales                                      $49           $112           $21          $126         $41
Initial sales charges retained by LFD             $0             $0            $0            $0          $0
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                     $0             $0            $0            $0          $0



                                                                      Class B Shares
                                                               Year ended December 31, 2000
                                                               ----------------------------
                                                                                                    Liberty
                                              Liberty                                   Liberty      Acorn
                                              Acorn      Liberty Acorn      Liberty      Acorn      Foreign
                                              Fund       International     Acorn USA     Twenty      Forty
                                              ----       -------------     ---------     ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                              $3            $*                $*           $*         $*


                                                                      Class C Shares
                                                               Year ended December 31, 2000
                                                               ----------------------------
                                                                                                    Liberty
                                              Liberty                                   Liberty      Acorn
                                              Acorn      Liberty Acorn      Liberty      Acorn      Foreign
                                              Fund       International     Acorn USA     Twenty      Forty
                                              ----       -------------     ---------     ------      -----

Aggregate CDSC on Fund redemptions
  retained by LFD                              $*            $4               $0           $*          $0


* Rounds to less than one.

The advisory fees the Funds pay to the Adviser are calculated daily and paid monthly, at the annual rates shown below:

        LIBERTY ACORN FUND

               Average Daily Net Assets                         Rate of Fee
               ------------------------                         -----------
               First $700 million                                 0.75%
               Next $1.3 billion                                  0.70%
               In excess of $2 billion                            0.65%

        LIBERTY ACORN INTERNATIONAL

               Average Daily Net Assets                         Rate of Fee
               ------------------------                         -----------
               First $100 million                                 1.20%
               Next $400 million                                  0.95%
               In excess of $500 million                          0.75%

        LIBERTY ACORN USA

              Average Daily Net Assets                         Rate of Fee
              ------------------------                         -----------
              First $200 million                                 0.95%
              In excess of $200 million                          0.90%

        LIBERTY ACORN TWENTY
                                                               Rate of Fee
                                                               -----------
              All assets                                         0.90%

        LIBERTY ACORN FOREIGN FORTY
                                                               Rate of Fee
                                                               -----------
              All assets                                         0.95%

        COLUMBIA THERMOSTAT FUND
                                                               Rate of Fee
                                                               -----------
              [All assets]                                     ___.__%

Liberty WAM has voluntarily agreed to reimburse LIBERTY ACORN TWENTY to the extent the ordinary operating expenses exceed 1.35% of the average annual net assets for Class Z, Class A, Class B and Class C shares. Liberty WAM has also voluntarily agreed to reimburse LIBERTY ACORN FOREIGN FORTY to the extent the ordinary operating expenses exceed 1.45% of the average net assets for Class Z, Class A, Class B and Class C shares. [DISCUSS ANY REIMBURSEMENT FOR THERMOSTAT] These arrangements may be modified or terminated by either Liberty WAM or the Fund on 30 days' notice to the other.

Liberty Acorn has a separate administrative services agreement with the Adviser under which the Adviser receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets.

Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay LFS a monthly fee at the annual rate of .07% of average daily closing value of the total net assets for the Class A, Class B, Class C and Class D shares and certain specified fees on a per account basis, plus certain out-of-pocket expenses. The Funds also pay LFS a monthly fee for Class Z shares based on specified transactions on a per account basis, plus certain out-of-pocket expenses.


In addition to the fees and expenses paid by COLUMBIA THERMOSTAT FUND directly, COLUMBIA THERMOSTAT FUND pays its pro rata share of the fees and expenses of the Portfolio Funds in which it invests. Each Portfolio Fund pays investment advisory fees to its investment advisor, administrative and bookkeeping fees to its administrator, and transfer agency and shareholder servicing fees to LFS.

OWNERSHIP OF THE FUND

At __________, 2002, the only persons known to own of record or beneficially 5% or more of the outstanding shares of any Fund were:

                                                                           PERCENTAGE OF
                                                                            OUTSTANDING
          NAME AND ADDRESS                          FUND                    SHARES HELD
          ----------------                          ----                    -----------

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN FUND Z
101 MONTGOMERY STREET                  LIBERTY ACORN INTERNATIONAL Z
SAN FRANCISCO, CA  94101-4122          LIBERTY ACORN USA Z
                                       LIBERTY ACORN TWENTY Z
                                       LIBERTY ACORN FOREIGN FORTY Z

NATIONAL FINANCIAL SERVICES CORP.(1)   LIBERTY ACORN FUND Z
ONE WORLD FINANCIAL CENTER             LIBERTY ACORN INTERNATIONAL Z
200 LIBERTY STREET                     LIBERTY ACORN USA Z
NEW YORK, NY 10281-1003                LIBERTY ACORN TWENTY Z
                                       LIBERTY ACORN FOREIGN FORTY Z

STATE OF ILLINOIS EMPLOYEES DEFERRED   LIBERTY ACORN FUND Z
COMPENSATION PLAN(2)
200 W. WASHINGTON
SPRINGFIELD, IL 62706-0001

VANGUARD FIDUCIARY TRUST CO.(1)        LIBERTY ACORN USA Z
PO BOX 2600
VALLEY FORGE, PA 19482-2600

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN FUND A
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN USA A
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN FUND C
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN USA C
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN TWENTY A
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

LPL FINANCIAL SERVICES(1)              LIBERTY ACORN FOREIGN FORTY B
9785 TOWNE CENTRE DR.
SAN DIEGO, CA  92121-1968

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN FOREIGN FORTY B
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

SALEM FIVE CENTS SAVINGS BANK          LIBERTY ACORN FOREIGN FORTY C
210 ESSEX ST.
SALEM, MA  01970-3705

(1)   Shares are held of record on behalf of customers, and not beneficially.

(2) Shares are held of record on behalf of plan participants, and not beneficially.

At __________, 2002, the Trustees and officers of Liberty Acorn as a group owned beneficially [less than 1%] of the outstanding Class Z shares of LIBERTY ACORN FUND, [less than 1%] of the outstanding Class Z shares of LIBERTY ACORN INTERNATIONAL, ____% of the outstanding Class Z shares of LIBERTY ACORN USA, _____% of the outstanding Class Z shares of LIBERTY ACORN TWENTY, and ____% of the outstanding Class Z shares of LIBERTY ACORN FOREIGN FORTY. This includes shares held in the Liberty WAM profit sharing plan. As of _________, 2002, none of the independent Trustees owns beneficially or of record any shares of Liberty WAM or LFD, or of any person directly or indirectly controlling, controlled by, or under common control with Liberty WAM or LFD.

The following table shows the dollar range of equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each Trustee as of December 31, 2001:

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF LIBERTY ACORN:

ROBERT E. NASON                 LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

MARGARET EISEN                  LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

LEO A. GUTHART                  LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

IRVING B. HARRIS                LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

JEROME KAHN, JR.                LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

DAVID C. KLEINMAN               LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND


ALLAN B. MUCHIN                 LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

JOHN A. WING                    LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND



                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF LIBERTY ACORN:

CHARLES P. MCQUAID              LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND

RALPH WANGER                    LIBERTY ACORN FUND
                                LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY
                                COLUMBIA THERMOSTAT FUND


12B-1 PLAN, CONTINGENT DEFERRED SALES CHARGES AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class Z, Class A, Class B, and Class C (for all Funds except COLUMBIA THERMOSTAT FUND) or Class D (for COLUMBIA THERMOSTAT FUND). Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each class except Class Z. Under the Plan, each Fund pays LFD service and distribution fees at the annual rates described in the Prospectus for that Funds' Class A, Class B and Class C (or Class D) shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Adviser) with respect to the Class A, B and C shares to the extent that such payments might be construed to be indirect financing of the distribution of those shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a Contingent Deferred Sales Charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase.

Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class D shares are offered at net asset value plus an initial sales charge of 1% and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

SALES-RELATED EXPENSES (dollars in thousands) of Liberty Funds Distributor, Inc. relating to the Funds were:


LIBERTY ACORN FUND
                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                   $585                     $12,085                $1,574
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)   2,155                       1,828                 1,033
   Allocated travel, entertainment and other
     promotional (including advertising)         1,181                         998                   565

LIBERTY ACORN USA

                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                    $45                        $888                  $189
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)     233                         145                   108
   Allocated travel, entertainment and other
     promotional (including advertising)           114                          73                    54

LIBERTY ACORN TWENTY


                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                    $33                        $406                   $54
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)      99                          83                    38
   Allocated Travel, entertainment and other
     promotional (including advertising)            39                          32                    14

LIBERTY ACORN INTERNATIONAL


                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                   $165                        $826                  $184
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)     342                         136                   100
   Allocated Travel, entertainment and other
     promotional (including advertising)           155                          64                    49

LIBERTY ACORN FOREIGN FORTY

                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                    $28                         $81                   $75
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)      67                          15                    38
   Allocated Travel, entertainment and other
     promotional (including advertising)            17                           6                    16

COLUMBIA THERMOSTAT FUND

                                                                  Year ended December 31, 2001
                                                                  ----------------------------
                                              Class A Shares             Class B Shares         Class D Shares
                                              --------------             --------------         --------------
   Fees to FSFs                                     $0                          $0                    $0
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)       0                           0                     0
   Allocated Travel, entertainment and other
     promotional (including advertising)             0                           0                     0


CODE OF ETHICS

The 1940 Act and rules thereunder require that the Trust and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Trust, the Adviser and LFD each have adopted Codes of Ethics to meet those concerns and legal requirements. Although the Codes do not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, they do regulate such personal securities investing by these employees as a part of the effort by the Trust and the Adviser to detect and prevent conflicts of interest.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8502, Boston Massachusetts 02266-8502 ("State Street") is the custodian of the assets of the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized State Street to deposit certain portfolio securities of the Funds in central depository systems as permitted under federal law. The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

INDEPENDENT AUDITORS

Ernst & Young LLP, located at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Fund's independent auditors providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings.

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value ("NAV") per share for each class as of the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time), each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Shares of the Portfolio Funds are valued at their respective net asset values. The Portfolio Funds generally value securities in their portfolio for which market quotations are readily available at the current market values of those securities (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors or trustees of the Portfolio Fund.

If market quotations of Portfolio Funds are not readily available, or if a quotation is determined not to represent a fair value, management will use a method that the Fund's Trustees believe accurately reflects a fair value.

Each day, newspapers and other reporting services may publish the share prices of mutual funds at the close of business on the previous day. LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and the Portfolio Funds may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Funds do not determine NAV. This may significantly affect the NAV of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY

ACORN FOREIGN FORTY and the Portfolio Funds' redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at a fair value as determined by the Adviser in good faith under the direction of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which a Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Funds' Trustees.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which a Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectuses. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSFs that agree to promote the sale of shares of the Funds or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of any Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an annual fee as detailed in the application. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) may be charged a $20 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account may be charged a $20 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B, Class C or Class D shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISER. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

RIGHTS OF ACCUMULATION (Class A and Class B only). Reduced sales charges on Class A, and B shares can be effected by combining a current purchase with prior purchases of shares of the Liberty funds. The applicable sales charge is based on the combined total of:

1.    the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period. If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of a Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, LFD and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B, C and D SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B, C or D accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole Trustee where (i) the grantor of the trust is the sole Trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the Trustee's death. If the account is transferred to a new registration (including that of a successor Trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.

6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISER

Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form).
                                       53

However, for shares recently purchased by check, Liberty Acorn will delay sending proceeds for up to 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Funds receive the request in proper form. Signatures on some redemption requests must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution, as described in the prospectus. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares of the Funds under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Funds rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

Liberty Acorn may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by
                                       54
the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received. Under certain circumstances, a Portfolio Fund may determine to make payment of a redemption request by COLUMBIA THERMOSTAT FUND wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by a Portfolio Fund until the Adviser determines that it is appropriate to dispose of such securities.

FAST CASH. As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of a Fund. The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C and D shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a sale transaction for federal income tax purposes and may result in capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

Liberty Acorn may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or (iv) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular Fund incurring financial loss on account of another Fund is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History," Liberty Acorn will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders for the purpose of electing Trustees. Trustees may be removed from office, with or without cause, by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all Funds would vote together, irrespective of Fund, on the election of Trustees or the selection of independent accountants, but each Fund would vote separately from the others on other matters, such as changes in the investment policies of that Fund or the approval of the management agreement for that Fund.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN. Total return on a per share basis is the value of the amount of reinvested dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share including reinvested distributions at the end of a given period by the value of the share at the beginning of the period and subtracting one. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of each Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of each Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

For all Funds other than COLUMBIA THERMOSTAT FUND, total return for a newer class of shares (Classes A, B and C) for periods prior to their inception includes (a) the performance of the newer class of shares since inception (October 16, 2000) and (b) the performance of the oldest existing class of shares (Class Z) from its inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

The average annual total returns for the Funds' shares for the year ending December 31, 2001 are presented below. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

      Average Annual Total Return (After Taxes on Distributions) is computed as follows:
                  ATVD = P(l+T)n

      Where: P = the amount of an assumed initial investment in shares of a Fund
             T = average annual total return (after taxes on distributions)
             n = number of years from initial investment to the end of the period
             ATVd    = ending value of shares held at the end of
                       the period after taxes on fund distributions but not after taxes on redemptions.

      Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                  ATVdr = P(l+T)n

      Where: P = the amount of an assumed initial investment in shares of a Fund
             T = average annual total return (after taxes on distributions and redemption)
             n = number of years from initial investment to the end of the period
             ATVdr = ending value of shares held at the end of the period after taxes on fund distributions and redemption.

Performance information is not available for COLUMBIA THERMOSTAT FUND as it has not been in operations for one complete calendar year.

                                                      CLASS A SHARES
                                                   Liberty Acorn Fund
                                                   ------------------
                                            1 Year       5 Years       10 Years
                                            ------       -------       --------
With sales charge of 5.75%                 -0.51%         14.09%        15.85%
Return After Taxes on Distributions        -0.89%         11.51%        13.44%
Return After Taxes on Distributions         0.06%         11.13%        12.79%
   and Sale of Fund Shares
Without sales charge                        5.56%         15.45%        16.54%
Return After Taxes on Distributions         5.15%         12.84%        14.11%
Return After Taxes on Distributions
   and Sale of Fund Shares                  3.78%         12.30%        13.42%

                                               Liberty Acorn International
                                               ---------------------------
                                                                        Life of Fund
                                           1 year        5 years     (inception 9/23/92)
                                           ------        -------     -------------------
With sales charge of 5.75%                 -26.10%         4.13%        10.23%
Return After Taxes on Distributions        -26.37%         2.61%         9.26%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -15.58%         3.38%         8.70%
Without sales charge                       -21.59%         5.37%        10.94%
Return After Taxes on Distributions        -21.88%         3.83%         9.96%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -12.81%         4.41%         9.33%

                                                                     Liberty Acorn USA
                                                                     -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------
With sales charge of 5.75%                      11.83%               11.84%                14.31%
Return After Taxes on Distributions             11.61%               10.75%                13.26%
Return After Taxes on Distributions
   and Sale of Fund Shares                       7.36%                9.51%                11.69%
Without sales charge                            18.65%               13.18%                15.59%
Return After Taxes on Distributions             18.42%               12.06%                14.52%
Return After Taxes on Distributions
   and Sale of Fund Shares                      11.52%               10.66%                12.81%

                                                            Liberty Acorn Twenty
                                                            --------------------
                                                                                       Life of Fund
                                                                                        (inception
                                                1 year              3 years             11/23/98)
                                                ------              -------             ---------
With sales charge of 5.75%                      1.46%               13.55%                15.58%
Return After Taxes on Distributions             1.42%               12.64%                14.69%
Return After Taxes on Distributions
   and Sale of Fund Shares                      0.93%               10.79%                12.51%
Without sales charge                            7.65%               15.81%                17.80%
Return After Taxes on Distributions             7.61%               14.89%                16.90%
Return After Taxes on Distributions
   and Sale of Fund Shares                      4.70%               12.68%                14.38%


                                                             Liberty Acorn Foreign Forty
                                                             ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With sales charge of 5.75%                      -33.24%                1.65%                4.76%
Return After Taxes on Distributions             -33.34%                1.48%                4.59%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -20.15%                1.29%                3.80%
Without sales charge                            -29.17%                3.68%                6.78%
Return After Taxes on Distributions             -29.27%                3.51%                6.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -17.67%                2.92%                5.45%

                                                                 CLASS B SHARES
                                                               Liberty Acorn Fund
                                                               ------------------
                                                   1 Year            5 Years              10 Years
                                                   ------            -------              --------
With applicable CDSC                              -0.08%              15.05%               16.45%
Return After Taxes on Distributions               -0.49%              12.43%               14.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                         0.34%              11.96%               13.35%
Without CDSC                                       4.92%              15.28%               16.45%
Return After Taxes on Distributions                4.51%              12.68%               14.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                         3.39%              12.17%               13.35%


                                                           Liberty Acorn International
                                                           ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
With applicable CDSC                            -25.87%                4.92%                10.85%
Return After Taxes on Distributions             -26.15%                3.36%                 9.88%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -15.42%                4.04%                 9.26%
Without CDSC                                    -22.04%                5.23%                10.85%
Return After Taxes on Distributions             -22.33%                3.69%                 9.88%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.09%                4.29%                 9.26%



                                                                 Liberty Acorn USA
                                                                 -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------
With applicable CDSC                              12.92%               12.77%                15.34%
Return After Taxes on Distributions               12.74%               11.67%                14.28%
Return After Taxes on Distributions
   and Sale of Fund Shares                         8.03%               10.32%                12.60%
Without CDSC                                      17.92%               13.02%                15.44%
Return After Taxes on Distributions               17.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.08%               10.53%                12.68%

                                                              Liberty Acorn Twenty
                                                              --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With applicable CDSC                              1.95%               14.75%                16.81%
Return After Taxes on Distributions               1.91%               13.82%                15.89%
Return After Taxes on Distributions
   and Sale of Fund Shares                        1.23%               11.80%                13.55%
Without CDSC                                      6.95%               15.51%                17.50%
Return After Taxes on Distributions               6.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.28%               12.43%                14.13%

                                                          Liberty Acorn Foreign Forty
                                                          ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With applicable CDSC                            -33.22%                2.42%                 5.61%
Return After Taxes on Distributions             -33.32%                2.24%                 5.44%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -20.13%                1.90%                 4.50%
Without CDSC                                    -29.73%                3.37%                 6.47%
Return After Taxes on Distributions             -29.83%                3.19%                 6.29%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.01%                2.67%                 5.20%


                                                                 CLASS C SHARES
                                                                Liberty Acorn Fund
                                                                ------------------
                                                  1 Year             5 Years              10 Years
                                                  ------             -------              --------
With applicable CDSC                               3.86%              15.27%                16.44%
Return After Taxes on Distributions                3.46%              12.66%                14.02%
Return After Taxes on Distributions
   and Sale of Fund Shares                         2.74%              12.16%                13.34%
Without CDSC                                       4.86%              15.27%                16.44%
Return After Taxes on Distributions                4.46%              12.66%                14.02%
Return After Taxes on Distributions
   and Sale of Fund Shares                         3.35%              12.16%                13.34%

                                                          Liberty Acorn International
                                                          ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
With applicable CDSC                            -22.85%                5.21%                10.84%
Return After Taxes on Distributions             -23.14%                3.68%                 9.87%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.58%                4.29%                 9.25%
Without CDSC                                    -22.08%                5.21%                10.84%
Return After Taxes on Distributions             -22.37%                3.68%                 9.87%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.11%                4.29%                 9.25%


                                                               Liberty Acorn USA
                                                               -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------
With applicable CDSC                              16.92%               13.02%                15.44%
Return After Taxes on Distributions               16.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        10.47%               10.53%                12.68%
Without CDSC                                      17.92%               13.02%                15.44%
Return After Taxes on Distributions               17.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.08%               10.53%                12.68%


                                                               Liberty Acorn Twenty
                                                               --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                 1 year              3 years              11/23/98)
                                                 ------              -------              ---------
With applicable CDSC                              5.95%               15.51%                17.50%
Return After Taxes on Distributions               5.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        3.67%               12.43%                14.13%
Without CDSC                                      6.95%               15.51%                17.50%
Return After Taxes on Distributions               6.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.28%               12.43%                14.13%

                                                         Liberty Acorn Foreign Forty
                                                         ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With CDSC                                       -30.41%                3.39%                 6.49%
Return After Taxes on Distributions             -30.51%                3.22%                 6.32%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.42%                2.69%                 5.22%
Without CDSC                                    -29.71%                3.39%                 6.49%
Return After Taxes on Distributions             -29.81%                3.22%                 6.32%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.00%                2.69%                 5.22%


                                                                CLASS Z SHARES
                                                               Liberty Acorn Fund
                                                               ------------------
                                                  1 Year             5 Years              10 Years
                                                  ------             -------              --------
Without sales charge or CDSC                       6.14%              15.60%                16.61%
Return After Taxes on Distributions                5.64%              12.97%                14.17%
Return After Taxes on Distributions
   and Sale of Fund Shares                         4.13%              12.41%                13.47%

                                                           Liberty Acorn International
                                                           ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
Without sales charge or CDSC                    -21.11%                5.51%                11.01%
Return After Taxes on Distributions             -21.40%                3.97%                10.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.52%                4.51%                 9.39%

                                                                  Liberty Acorn USA
                                                                  -----------------
                                                                                        Life of Fund
                                                 1 year               5 years         (inception 9/4/96)
                                                 ------               -------         ------------------
Without sales charge or CDSC                      19.25%               13.32%                15.73%
Return After Taxes on Distributions               18.77%               12.16%                14.62%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.88%               10.75%                12.90%

                                                               Liberty Acorn Twenty
                                                               --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                 1 year              3 years              11/23/98)
                                                 ------              -------              ---------
Without sales charge or CDSC                      8.00%               15.97%                17.95%
Return After Taxes on Distributions               7.96%               15.04%                17.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.91%               12.81%                14.51%

                                                             Liberty Acorn Foreign Forty
                                                             ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year                3 years             11/23/98)
                                                ------                -------             ---------
Without sales charge or CDSC                    -29.05%                3.74%                 6.83%
Return After Taxes on Distributions             -29.15%                3.56%                 6.66%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -17.59%                2.97%                 5.50%

TAX-RELATED ILLUSTRATIONS.

The Funds may also quote tax efficiency. Tax Efficiency is derived by dividing after-tax returns by pretax returns. The highest possible score would be 100%, which would apply to a Fund that had no taxable distributions. Because many interrelated factors affect tax efficiency, it is difficult to predict tax efficiency. For information regarding after-tax returns, see "Performance History" in the prospectus.


  LIBERTY ACORN FUND'S TAX EFFICIENCY                           THROUGH DECEMBER 31, 2001
  -----------------------------------                           -------------------------
  1 Year................................................               91.86%
  5 Years...............................................               83.14%
  10 Years..............................................               85.31%

  LIBERTY ACORN INTERNATIONAL'S TAX EFFICIENCY                  THROUGH DECEMBER 31, 2001
  --------------------------------------------                  -------------------------

  1 Year................................................                    NM%*
  5 Years...............................................                  72.05%
  Life of Fund (inception 9/23/92)......................                  91.19%

  LIBERTY ACORN USA'S TAX EFFICIENCY                            THROUGH DECEMBER 31, 2001
  ----------------------------------                            -------------------------

  1 Year................................................                  97.51%
  5 Years...............................................                  91.29%
  Life of Fund (inception 9/4/96).......................                  92.94%

  LIBERTY ACORN TWENTY'S TAX EFFICIENCY                         THROUGH DECEMBER 31, 2001
  -------------------------------------                         -------------------------

  1 Year................................................                  99.50%
  3 Years...............................................                  94.18%
  Life of Fund (inception 11/23/98).....................                  94.93%

  LIBERTY ACORN FOREIGN FORTY'S TAX EFFICIENCY                  THROUGH DECEMBER 31, 2001
  --------------------------------------------                  -------------------------

  1 Year................................................                    NM%*
  3 Years...............................................                  95.19%
  Life of Fund (inception 11/23/98).....................                  97.51%


* Data is not meaningful because returns were negative.

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Adviser or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

The Funds may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

BETA. Beta is the volatility of a fund's total return relative to the movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

R-SQUARED. R-squared reflects the percentage of a fund's price movements that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

ALPHA. Alpha is a measure used to discuss a fund's relative performance. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

STANDARD DEVIATION. Standard deviation quantifies the volatility in the returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three- or five-year period using monthly returns and modified to present on annualized standard deviation.

SHARPE RATIO. A fund's Sharpe ratio quantifies its total return in excess of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

Beta and R-squared are calculated by performing a least squares linear regression using three years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

As of December 31, 2001, some statistics for the Class Z shares of the Funds are as follows:

                                               R(2)              Beta             Alpha
                                               ----              ----             -----
   LIBERTY ACORN FUND

                     vs. S&P 500               0.52              0.76             6.43%
                     vs. Russell 2000          0.88              0.78             7.91%

   LIBERTY ACORN INTERNATIONAL

                     vs. EMI Global Ex U.S.    0.72              1.18             9.34%
                     vs. EAFE                  0.60              1.03             5.64%

   LIBERTY ACORN USA

                     vs. S&P 500               0.48              0.75             4.49%
                     vs. Russell 2000          0.72              0.73             6.16%

   LIBERTY ACORN TWENTY

                     vs. S&P 500               0.63              0.88             16.90%
                     vs. S&P MidCap 400        0.65              0.78              6.70%

   LIBERTY ACORN FOREIGN FORTY

                     vs. SSB World Ex U.S.     0.52              1.49             10.16%
                     vs. EAFE                  0.57              1.49             17.52%

Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

PERFORMANCE DEPICTIONS AND COMPARISONS. In advertising and sales literature, each Fund's performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, a Fund might use comparative performance as computed in a ranking or rating determined by Lipper, Inc., an independent service that monitors the performance of mutual funds, Morningstar, Incorporated or another service.

Each Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser or LFD to be reputable, and publications in the press pertaining to the Fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment

Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

GENERAL. From time to time, each Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for a Fund; a Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. Portfolio managers and other members of the Adviser's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and the Funds may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Funds. Biographical and other information about a Fund's portfolio manager, including information about awards received by that portfolio manager or mentions of the manager in the media, may also be described or quoted in Fund advertisements or sales literature.

Each Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, each Fund may also discuss or quote the views of LFD, the Adviser, and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

      APPENDIX I - DESCRIPTION OF BOND RATINGS

      A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

      The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

      Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

      Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

      A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

      AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

      AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

      A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

      BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            PART C OTHER INFORMATION


ITEM 23     EXHIBITS:

  a.1       Agreement and declaration of trust. (1)

  a.2       Amendment No. 1 to Agreement and Declaration of Trust. (12)

  b.        Bylaws, as amended effective September 29, 2000. (10)

  c.1       Specimen share certificate- Acorn Fund. (4)

  c.2       Specimen share certificate- Acorn International. (4)

  c.3       Specimen share certificate- Acorn USA. (5)

  c.4       Specimen shares certificates- Acorn Twenty and Acorn Foreign
              Forty. (8)

  c.5       Specimen share certificates for Class A shares of Liberty
              Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty.
              (12)

  c.6       Specimen share certificate for Class Z shares of Columbia
              Thermostat Fund.*

  c.7       Specimen share certificate for Class A shares of Columbia
              Thermostat Fund.*

  d.1       Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., dated November 1, 2001. (13)

  d.2       Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated _____________, 2002.*

  d.3       Organizational Expenses Agreement between Acorn Investment
              Trust and Wanger Asset Management, L.P., dated September 3, 1996. (6)

  d.4       Amended and Restated Administration Agreement between
              Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty, Liberty Acorn Foreign Forty and Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated __________, 2002.*

  d.5       Notification to Liberty Wanger Asset Management, L.P.
              Regarding Establishment of Columbia Thermostat Fund.*

  d.6       [Organizational Expenses Agreement between Liberty Acorn Trust
              (on behalf of Columbia Thermostat Fund) and Liberty
              Wanger Asset Management, L.P., dated _________, 2002.]*

  e.        Amended and Restated Underwriting Agreement between Liberty
              Acorn Trust and Liberty Funds Distributor, Inc. dated ___________, 2002.*

  f.        None.

  g.1       Custodian contract between the Registrant and State Street
              Bank and Trust Company dated July 1, 1992. (2)

  g.2       Letter agreement applying custodian contract relating to Acorn
              International. (3)

  g.3       Letter agreement applying custodian contract relating to Acorn
              USA. (7)

  g.4       Letter agreement applying custodian contract and transfer
              agency and service agreement relating to Acorn Twenty and Acorn Foreign Forty, dated August 17, 1998. (9)

  g.5       Amendment to custodian contract between Liberty Acorn Trust and State Street Bank and Trust Company dated November 21, 2000. (12)

  g.6       Letter agreement applying custodian contract relating to
              Columbia Thermostat Fund dated _____________, 2002.*

  h.        Transfer Agency and Service Agreement between Liberty Acorn
              Trust and Liberty Funds Services, Inc., dated September 29, 2000. (12)

  i.        Opinion of Bell, Boyd & Lloyd LLC dated ______________, 2002.*

  j.        Consent of Ernst & Young LLP.

  k.        None.

  l.        None.

  m.1       Amended and Restated Rule 12b-1 Distribution Plan dated
              _____________, 2002.*

  m.2       Amended and Restated Rule 12b-1 Plan Implementing Agreement to
              be dated ____________, 2002.*

  n.        Amended and Restated Plan Pursuant to Rule 18f-3(d) dated
              _____________, 2002.*

  p.1       Code of Ethics of Liberty Wanger Asset Management, L.P.,
              Liberty Acorn Trust and Wanger Advisors Trust, as amended September 29, 2000. (12)

  p.2       Code of Ethics for Non-Interested Board Members, as amended
              May 23, 2001. (13)

  p.3 Code of Ethics of Liberty Funds Distributor, Inc., as revised December 18, 2001 - filed as Exhibit(p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

-----------------

*        To be filed by amendment.

(1) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the registrant's registration statement, Securities Act file number 2-34223 (the "Registration Statement"), filed on April 30, 1996.

(2) Previously filed. Incorporated by reference to exhibit 8.1 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.

(3) Previously filed. Incorporated by reference to exhibit 8.2 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.

(4) Previously filed. Incorporated by reference to exhibit 4.2 filed in post-effective amendment No. 54 to the Registration Statement filed on June 18, 1996.

(5) Previously filed. Incorporated by reference to exhibit 4.3 filed in post-effective amendment No. 55 to the Registration Statement filed on September 3, 1996.

(6) Previously filed. Incorporated by reference to exhibit 5.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(7) Previously filed. Incorporated by reference to exhibit 8.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(8) Previously filed. Incorporated by reference to exhibit 4.4 filed in post-effective amendment No. 62 to the Registration Statement, filed on June 3, 1998.

(9) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 64 to the Registration Statement filed on February 26, 1999.

(10) Previously filed. Incorporated by reference to exhibit b.2 filed in post-effective amendment No. 69 to the Registration Statement filed on September 29, 2000.

(11) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 69 to the Registration Statement filed on September 29, 2000.

(12) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 70 to the Registration Statement filed on May 1, 2001.

(13) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective Amendment No. 71 to the Registration Statement filed on April 25, 2002.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Managing the Fund - Investment Advisor" and in the statement of additional information under the caption "Management of the Trust - Investment Advisor" is incorporated by reference.

ITEM 25.     INDEMNIFICATION

         Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the prospectus under the caption "Managing the Fund
- Investment Advisor" is incorporated by reference. Neither Liberty Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 27.     Principal Underwriters

         (a) Liberty Funds Distributor, Inc. ("LFDI"), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

         (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

 NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH                        POSITIONS AND OFFICES WITH
 BUSINESS ADDRESS*                        UNDERWRITER                                        REGISTRANT
Abusheery, Greg                          Vice President                                         None
Aldi, Andrew                             Vice President                                         None
Anderson, Judith                         Vice President                                         None
Antone, Louis E.                         Vice President                                         None
Ash, James                               Vice President                                         None
Babbitt, Debra                           Senior Vice President and                              None
                                         Compensation Officer
Banks, Keith                             Director                                             President
Bartlett, John                           Managing Director                                      None
Blakeslee, James                         Senior Vice President                                  None
Blumenfeld, Alexander                    Vice President                                         None
Bozek, James                             Senior Vice President                                  None
Brown, Beth                              Senior Vice President                                  None
Campbell, Patrick                        Vice President                                         None
Carinio, Angela                          Vice President                                         None
Clapp, Elizabeth A.                      Managing Director                                      None
Claiborne, Doug                          Vice President                                         None
Climer, Quentin                          Vice President                                         None
Conley, Brook                            Vice President                                         None
Cook, Edward                             Vice President                                         None
Costello, Matthew                        Vice President                                         None
Couto, Scott                             Vice President                                         None
Davey, Cynthia                           Senior Vice President                                  None
Denny, Jeffrey                           Vice President                                         None
Desilets, Marian                         Vice President                                  Assistant Secretary
Devaney, James                           Senior Vice President                                  None
DiMaio, Stephen                          Vice President                                         None
Downey, Christopher                      Vice President                                         None
Ellis, Thomas                            Vice President                                         None
Emerson, Kim P.                          Senior Vice President                                  None

Erickson, Cynthia G.                     Senior Vice President                                  None
Evans, C. Frazier                        Managing Director                                      None
Evitts, Stephen                          Vice President                                         None
Feldman, David                           Managing Director                                      None
Feloney, Joseph                          Senior Vice President                                  None
Ferullo, Jeanne                          Vice President                                         None
Fisher, James                            Vice President                                         None
Ford, David                              Vice President                                         None
Fragasso, Philip                         Managing Director                                      None
Gentile, Russell                         Vice President                                         None
Goldberg, Matthew                        Senior Vice President                                  None
Grace, Anthony                           Vice President                                         None
Gubala, Jeffrey                          Vice President                                         None
Guenard, Brian                           Vice President                                         None
Harrington, Tom                          Senior Vice President                                  None
Hartnett, Kelly                          Vice President                                         None
Hodgkins, Joseph                         Senior Vice President                                  None
Huennekens, James                        Vice President                                         None
Hussey, Robert                           Managing Director                                      None
Iudice, Jr., Philip                      Treasurer and Chief Financial
                                         Officer                                                None
Jackson, Lyman                           Vice President                                         None
Jarstfer, Marlys                         Vice President                                         None
Johnston, Kenneth                        Vice President                                         None
Jones, Cynthia                           Vice President                                         None
Kelley, Terry M.                         Vice President                                         None
Kelson, David W.                         Senior Vice President                                  None
Kelson, Jr., David                       Vice President                                         None
Lewis, Blair                             Vice President                                         None
Loewenberg, Jean                         Clerk                                                  None
Lynch, Andrew                            Managing Director                                      None
Lynn, Jerry                              Vice President                                         None
Marcelonis, Sheila                       Vice President                                         None
Marsh, Curtis                            Senior Vice President                                  None
Martin, Peter                            Senior Vice President                                  None
McCombs, Gregory                         Senior Vice President                                  None
McKenzie, Mary                           Vice President                                         None
Menchin, Catherine                       Senior Vice President                                  None
Miller, Anthony                          Vice President                                         None
Moberly, Ann R.                          Senior Vice President                                  None
Morse, Jonathan                          Vice President                                         None
Nickodemus, Paul                         Vice President                                         None
O'Shea, Kevin                            Managing Director                                      None
Palombo, Joseph R.                       Director and Chief Operating                Trustee and Chairman of the
                                         Officer                                                Board
Piken, Keith                             Senior Vice President                                  None

Ratto, Gregory                           Vice President                                         None
Reed, Christopher B.                     Senior Vice President                                  None
Ross, Gary                               Senior Vice President                                  None
Santosuosso, Louise                      Senior Vice President                                  None
Schomburg, James                         Vice President                                         None
Schug, Derek                             Vice President                                         None
Schulman, David                          Senior Vice President                                  None
Scully-Power, Adam                       Vice President                                         None
Sellers, Gregory                         Vice President                                         None
Shea, Terence                            Vice President                                         None
Sideropoulos, Lou                        Senior Vice President                                  None
Sinatra, Peter                           Vice President                                         None
Smith, Darren                            Vice President                                         None
Soares, Jeffrey                          Vice President                                         None
Soester, Trisha                          Vice President                                         None
Sprieck, Susan                           Vice President                                         None
Studer, Eric                             Vice President                                         None
Sullivan, Paul                           Vice President                                         None
Sweeney, Maureen                         Vice President                                         None
Tambone, James                           Chief Executive Officer;                               None
                                         Co-President; Director
Tasiopoulos, Lou                         Co-President; Director                                 None
Torrisi, Susan                           Vice President                                         None
Tufts, Peter                             Vice President                                         None
VanEtten, Keith H.                       Senior Vice President                                  None
Wagner, Rebecca                          Vice President                                         None
Waldron, Thomas                          Vice President                                         None
Warfield, James                          Vice President                                         None
Wess, Valerie                            Senior Vice President                                  None
White, John                              Vice President                                         None
Yates, Susan                             Vice President                                         None
Young, Deborah                           Senior Vice President                                  None

* The address for each individual is One Financial Center, Boston, MA 02111.



ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS


             Bruce H. Lauer, Vice President, Secretary and Treasurer Liberty Acorn Trust
             227 West Monroe Street, Suite 3000
             Chicago, Illinois 60606



ITEM 29.     MANAGEMENT SERVICES

             None

ITEM 30.     UNDERTAKINGS

             Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on July 3, 2002.

                                      LIBERTY ACORN TRUST

                                      By /s/ Ralph Wanger
                                         ---------------------------------------
                                         Ralph Wanger, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      NAME                                         TITLE                                   DATE
      ----                                         -----                                   ----
/s/ Robert E. Nason                         Trustee and chairman            )
------------------------------------                                        )
Robert E. Nason                                                             )
                                                                            )
/s/ Margaret Eisen                          Trustee                         )
------------------------------------                                        )
Margaret Eisen                                                              )

/s/ Leo A. Guthart                          Trustee                         )
------------------------------------                                        )
Leo A. Guthart                                                              )
                                                                            )
/s/ Irving B. Harris                        Trustee                         )
------------------------------------                                        )
Irving B. Harris                                                            )

/s/ Jerome Kahn, Jr.                        Trustee                         )
------------------------------------                                        )
Jerome Kahn, Jr.                                                            )
                                                                            )
/s/ Steven N. Kaplan                        Trustee                         )
------------------------------------                                        )
Steven N. Kaplan                                                            )
                                                                            )
/s/ David C. Kleinman                       Trustee                         )
------------------------------------                                        )
David C. Kleinman                                                           )
                                                                            )
/s/ Charles P.  Mcquaid                     Trustee                         )       July 3, 2002
------------------------------------                                        )
Charles P. McQuaid                                                          )
                                                                            )
/s/ Allan B. Muchin                         Trustee                         )
------------------------------------                                        )
Allan B. Muchin                                                             )
                                                                            )
/s/ John A. Wing                            Trustee                         )
------------------------------------                                        )
John A. Wing                                                                )

/s/ Ralph Wanger                            Trustee and President           )
------------------------------------          (principal executive          )
Ralph Wanger                                   officer)                     )
                                                                            )
                                                                            )
/s/ Bruce H. Lauer                          Treasurer (principal            )
------------------------------------           financial and accounting     )
Bruce H. Lauer                                 officer)                     )


                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

EXHIBIT
NUMBER                  EXHIBIT
-------                 -------
j.            Consent of Ernst & Young LLP.